UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

         Investment Company Act file number       811-04116
                                           ------------------------------

                                  Phoenix Trust
        -----------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               56 Prospect Street
                               Hartford, CT 06115
        -----------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
        -----------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                           ------------------

                   Date of reporting period: December 31, 2003
                                            ------------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     ANNUAL REPORT

     [GRAPHIC OMITTED] DECEMBER 31, 2003

     Phoenix Appreciation Fund

     Phoenix-Oakhurst Managed Assets

     Phoenix-Oakhurst Strategy Fund

                                                        [GRAPHIC OMITTED]
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[LOGO OMITTED]
     PHOENIX
     INVESTMENT PARTNERS, LTD.
     COMMITTED TO INVESTOR SUCCESS(SM)

MESSAGE FROM THE CHAIRMAN

DEAR SHAREHOLDER:

[PHOTO OMITTED]
     When we think about 2003, we'll remember a year in which financial services underwent significant change. National news reflected regulatory attention to the business conduct of a few mutual fund companies. As a result, certain industry-wide practices came under increased scrutiny.

     Your Fund's Board of Trustees recognizes the seriousness of these issues. As a result, it has expanded its review of policies and procedures to insure compliance with applicable rules and regulations. Additionally, the Board had taken a review of its own structure and governance protocols to insure that our practices are not only compliant with regulatory standards, but, whenever practical, also conform to best practices that value your interests and help you invest wisely.

      I hope that you'll take time to review the activities and performance information included in this Phoenix Trust Annual Report. We've witnessed new life in the equity markets, and I am encouraged that our overall economy has begun a more rewarding period. Now is an opportune time for you to review your investments with your financial advisor to be sure your portfolio is best positioned to achieve long-term success.

      Keep in mind that finding the best balance of performance and protection requires discipline and diversification 1. Your investment in Phoenix Appreciation Fund, Phoenix-Oakhurst Managed Assets, and Phoenix-Oakhurst Strategy Fund may help you in this effort.

      To learn more about your investments and investing, visit
PhoenixInvestments.com.


Sincerely,

/s/ PHILIP R. MCLOUGHLIN

Philip R. McLoughlin
Chairman, Phoenix Funds

JANUARY 1, 2004



1 DIVERSIFICATION DOES NOT GUARANTEE AGAINST A LOSS, AND THERE IS NO GUARANTEE
  THAT A DIVERSIFIED PORTFOLIO WILL OUTPERFORM A NON-DIVERSIFIED PORTFOLIO.

         ---------------------------------------------------------------
          Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
         ---------------------------------------------------------------

TABLE OF CONTENTS

Phoenix Appreciation Fund....................................................  3

Phoenix-Oakhurst Managed Assets.............................................. 15

Phoenix-Oakhurst Strategy Fund............................................... 28

Notes to Financial Statements................................................ 41



     This report is not authorized for distribution to prospective investors in the Phoenix Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX APPRECIATION FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 45.01%, Class B shares returned 43.93%, and Class C shares returned 43.98%. For the same period, the Russell 2000(R) Index 1 returned 47.25% and the S&P 500(R) Index 2 returned 28.71%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: The stock prices of smaller companies dramatically outperformed the returns of larger companies, although it was certainly a great year for equity markets in general. It is not surprising to experience a significant rally in smaller capitalization stocks coming out of a recession, during the early phase of the economic recovery. The Fund certainly benefited from the relative outperformance of smaller companies. One interesting feature of the market was that companies that were of lower quality (as measured by the rating agencies), traded at lower prices, and had losses over the previous fiscal year generally outperformed the stocks of companies that were of higher quality and had previously (and continued to be) been profitable. That "low quality rally" feature of the market did not harm performance, but does give the Fund managers greater confidence that value stocks are better positioned for outperformance during the later stages of the recovery.

Q: WHAT FACTORS HELPED AND WHAT FACTORS HURT THE FUND'S PERFORMANCE?

A: The stocks of smaller companies did better that those of the larger companies, and the Fund obviously benefited from that trend. Generally there was little that went wrong for the Fund, evidenced by the returns for the year, but the value orientation was not as favorable as we hoped. Many more speculative companies with little or no earnings turned out with eye-popping returns. These go-go stocks are not what this Fund looks for as investments, and the managers believe the value orientation of the Fund will give investors more consistent returns with less volatility.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: A new fund management team composed of Carlton Neel and David Dickerson assumed responsibility for the Fund in late October of 2003. In the ensuing two months the managers worked diligently to highlight the value orientation of the Fund, improve portfolio liquidity and increase diversification. We believe that as the economic recovery continues and ultimately matures, stocks of companies that demonstrate earnings consistency, have solid balance sheets, and focus on their core business strengths, will generate price outperformance. In other words, in our opinion, a value bias to stock selection should be a winner over the next several quarters.

                                                                 JANUARY 1, 2004










THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE RUSSELL 2000(R) INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF THE
  2,000 SMALLEST COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.

2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE.

THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN
ACTUAL PORTFOLIO.

PHOENIX APPRECIATION FUND

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                       PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                                             INCEPTION     INCEPTION
                                                       1 YEAR     5 YEARS      10 YEARS     TO 12/31/03      DATE
                                                      -------     -------      --------     -----------    ---------
        Class A Shares at NAV 2                        45.01%       4.74%        8.06%           --              --
        Class A Shares at POP 3                        36.67        3.51         7.42            --              --

        Class B Shares at NAV 2                        43.93        4.01           --          6.55%         4/8/96
        Class B Shares with CDSC 4                     39.93        3.90           --          6.55          4/8/96

        Class C Shares at NAV 2                        43.98        4.01         7.31            --              --
        Class C Shares with CDSC 4                     43.98        4.01         7.31            --              --

        Russell 2000(R) Index 5                        47.25        7.13         9.47          8.40          4/8/96

        S&P 500(R) Index 6                             28.71       (0.57)       11.10          9.04          4/8/96

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                        PERIODS ENDING 12/31
--------------------------------------------------------------------------------

7 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[LINE CHART]
[GRAPHIC OMITTED]

              PHOENIX
          APPRECIATION FUND
              CLASS A 7        RUSSELL 2000(R) INDEX 5      S&P 500(R) Index 6
--------------------------------------------------------------------------------
12/31/93      $ 9,425.00            $10,000.00                  $10,000.00
12/30/94        9,252.08              9,817.84                   10,132.30
12/29/95       11,472.20             12,609.93                   13,932.65
12/31/96       13,237.93             14,689.85                   17,171.67
12/31/97       16,392.19             17,974.67                   22,902.82
12/31/98       16,232.80             17,516.90                   29,488.86
12/31/99       15,941.29             21,240.54                   35,721.37
12/29/00       16,259.14             20,598.82                   32,439.60
12/31/01       16,884.95             21,110.92                   28,587.45
12/31/02       14,112.06             16,786.64                   22,269.51
12/31/03       20,463.57             24,718.95                   28,663.62

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                   12/31/03
--------------------------------------------------------------------------------

AS A PERCENTAGE OF EQUITY HOLDINGS

[PIE CHART]
[GRAPHIC OMITTED]

o  FINANCIALS                    27%
o  CONSUMER DISCRETIONARY        16
o  INDUSTRIALS                   13
o  HEALTH-CARE                   13
o  ENERGY                        12
o  INFORMATION TECHNOLOGY        11
o  UTILITIES                      4
o  OTHER                          4

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a six year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 The Russell 2000(R) Index is a market capitalization-weighted index of the 2,000 smallest companies in the Russell Universe, which comprises the 3,000 largest U.S. companies. The index is calculated on a total-return basis with dividends reinvested.

6 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The Index's performance does not reflect sales charges.

All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PHOENIX APPRECIATION FUND

----------------------------------------------------------------------------------------------
       TEN LARGEST HOLDINGS AT DECEMBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
----------------------------------------------------------------------------------------------
 1. Gen-Probe, Inc.                      1.9%    6. Harris Corp.                         1.7%
 2. LifePointHospitals, Inc.             1.9%    7. Pioneer Natural Resources Co.        1.7%
 3. EverestRe Group Ltd.                 1.9%    8. Internet Security Systems, Inc.      1.6%
 4. Newfield Exploration Co.             1.7%    9. Digene Corp.                         1.5%
 5. LandAmerica Financial Group, Inc.    1.7%   10. Tesoro Petroleum Corp.               1.5%

                        INVESTMENTS AT DECEMBER 31, 2003


                                                          SHARES       VALUE
                                                         --------   -----------
COMMON STOCKS--96.3%

AEROSPACE & DEFENSE--1.1%
DRS Technologies, Inc.(b) ..............................   14,400   $   400,032
Esterline Technologies Corp.(b) ........................   10,300       274,701
Moog, Inc. Class A(b) ..................................    9,900       489,060
                                                                    -----------
                                                                      1,163,793
                                                                    -----------

AIR FREIGHT & COURIERS--0.3%
UTI Worldwide, Inc. ....................................    7,500       284,475

AIRLINES--0.7%
Atlantic Coast Airlines Holdings, Inc.(b) ..............   71,100       703,890

APPAREL RETAIL--2.2%
Finish Line, Inc. (The) Class A(b) .....................   12,100       362,637
Goody's Family Clothing, Inc. ..........................    3,100        29,016
Men's Wearhouse, Inc. (The)(b) .........................   29,400       735,294
Pacific Sunwear of California, Inc.(b) .................   54,400     1,148,928
                                                                    -----------
                                                                      2,275,875
                                                                    -----------

APPAREL, ACCESSORIES & LUXURY GOODS--1.5%
Kellwood Co. ...........................................   20,900       856,900
Quiksilver, Inc.(b) ....................................   39,000       691,470
                                                                    -----------
                                                                      1,548,370
                                                                    -----------

APPLICATION SOFTWARE--0.3%
JDA Software Group, Inc.(b) ............................    4,000        66,040
MRO Software, Inc.(b) ..................................    1,500        20,190
Systems & Computer Technology Corp.(b) .................   15,400       251,790
                                                                    -----------
                                                                        338,020
                                                                    -----------

ASSET MANAGEMENT & CUSTODY BANKS--0.1%
MCG Capital Corp. ......................................    6,000       117,000


                                                          SHARES       VALUE
                                                         --------   -----------
BIOTECHNOLOGY--3.9%
Digene Corp.(b) ........................................   39,100   $ 1,567,910
Gen-Probe, Inc.(b) .....................................   54,100     1,973,027
Lexicon Genetics, Inc.(b) ..............................    5,100        30,039
Serologicals Corp.(b) ..................................   22,000       409,200
                                                                    -----------
                                                                      3,980,176
                                                                    -----------

BROADCASTING & CABLE TV--0.9%
Cumulus Media, Inc. Class A(b) .........................       52         1,144
Hearst-Argyle Television, Inc. .........................   33,700       928,772
                                                                    -----------
                                                                        929,916
                                                                    -----------

BUILDING PRODUCTS--0.1%
Lennox International, Inc. .............................    5,800        96,860

CASINOS & GAMING--1.0%
Aztar Corp.(b) .........................................   45,500     1,023,750

CATALOG RETAIL--0.8%
Insight Enterprises, Inc.(b) ...........................   45,400       853,520

COMMERCIAL PRINTING--0.2%
Consolidated Graphics, Inc.(b) .........................    7,100       224,218

COMMUNICATIONS EQUIPMENT--3.7%
Arris Group, Inc.(b) ...................................   21,400       154,936
Black Box Corp. ........................................   13,900       640,373
Harris Corp. ...........................................   44,600     1,692,570
MRV Communications, Inc.(b) ............................   48,200       181,232
SeaChange International, Inc.(b) .......................   36,600       563,640
Tekelec(b) .............................................   33,000       513,150
                                                                    -----------
                                                                      3,745,901
                                                                    -----------

COMPUTER STORAGE & PERIPHERALS--1.6%
Hutchinson Technology, Inc.(b) .........................   19,200       590,208
Western Digital Corp.(b) ...............................   87,400     1,030,446
                                                                    -----------
                                                                      1,620,654
                                                                    -----------


6                       See Notes to Financial Statements

PHOENIX APPRECIATION FUND


                                                          SHARES       VALUE
                                                         --------   -----------
CONSTRUCTION & ENGINEERING--1.7%
Granite Construction, Inc. .............................   26,600   $   624,834
Integrated Electrical Services, Inc.(b) ................   19,800       183,150
MasTec, Inc.(b) ........................................   60,200       891,562
URS Corp.(b) ...........................................    3,200        80,032
                                                                    -----------
                                                                      1,779,578
                                                                    -----------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--1.3%
NACCO Industries, Inc. Class A .........................    1,300       116,324
Terex Corp.(b) .........................................   42,400     1,207,552
                                                                    -----------
                                                                      1,323,876
                                                                    -----------

CONSUMER FINANCE--0.8%
CompuCredit Corp.(b) ...................................   38,000       808,640

Data Processing & Outsourced Services--0.6%
eFunds Corp.(b) ........................................   33,300       577,755

DEPARTMENT STORES--1.2%
Neiman Marcus Group, Inc. (The) Class A(b) .............   23,400     1,255,878
Retail Ventures, Inc.(b) ...............................    1,300         6,175
                                                                    -----------
                                                                      1,262,053
                                                                    -----------

DIVERSIFIED COMMERCIAL SERVICES--1.7%
Coinstar, Inc.(b) ......................................   52,900       955,374
Healthcare Services Group, Inc. ........................    1,300        25,077
NCO Group, Inc.(b) .....................................   11,900       270,963
SOURCECORP, Inc.(b) ....................................    5,400       138,402
TeleTech Holdings, Inc.(b) .............................   34,900       394,370
                                                                    -----------
                                                                      1,784,186
                                                                    -----------

ELECTRIC UTILITIES--2.4%
CenterPoint Energy, Inc. ...............................  142,300     1,378,887
WPS Resources Corp. ....................................   23,300     1,077,159
                                                                    -----------
                                                                      2,456,046
                                                                    -----------

ELECTRICAL COMPONENTS & EQUIPMENT--1.0%
Acuity Brands, Inc. ....................................   28,300       730,140
Genlyte Group, Inc. (The)(b) ...........................    5,600       326,928
                                                                    -----------
                                                                      1,057,068
                                                                    -----------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.7%
MTS Systems Corp. ......................................    5,400       103,842
Rofin-Sinar Technologies, Inc.(b) ......................   17,200       594,432
                                                                    -----------
                                                                        698,274
                                                                    -----------

ELECTRONIC MANUFACTURING SERVICES--0.9%
Benchmark Electronics, Inc.(b) .........................   25,050       871,991


                                                          SHARES       VALUE
                                                         --------   -----------
FOOTWEAR--0.2%
Brown Shoe Co., Inc. ...................................    4,900   $   185,857

GAS UTILITIES--0.8%
UGI Corp. ..............................................   23,600       800,040

HEALTH CARE EQUIPMENT--0.7%
Invacare Corp. .........................................   18,900       762,993

HEALTH CARE FACILITIES--4.2%
Kindred Healthcare, Inc.(b) ............................    7,100       369,058
LifePoint Hospitals, Inc.(b) ...........................   65,800     1,937,810
Province Healthcare Co.(b) .............................   46,000       736,000
Sunrise Senior Living, Inc.(b) .........................   31,000     1,200,940
                                                                    -----------
                                                                      4,243,808
                                                                    -----------

HEALTH CARE SERVICES--0.8%
US Oncology, Inc.(b) ...................................   77,200       830,672

HEALTH CARE SUPPLIES--0.0%
West Pharmaceutical Services, Inc. .....................    1,300        44,070

Homebuilding--3.6%
Beazer Homes USA, Inc. .................................   15,900     1,552,794
Brookfield Homes Corp. .................................    4,000       103,080
Dominion Homes, Inc.(b) ................................    4,400       133,452
Meritage Corp.(b) ......................................   12,200       808,982
WCI Communities, Inc.(b) ...............................   51,600     1,063,476
                                                                    -----------
                                                                      3,661,784
                                                                    -----------

HOTELS, RESORTS & CRUISE LINES--0.0%
Marcus Corp. (The) .....................................    2,400        39,360

INDUSTRIAL MACHINERY--2.3%
EnPro Industries, Inc.(b) ..............................   20,100       280,395
Flowserve Corp.(b) .....................................   55,800     1,165,104
Reliance Steel & Aluminum Co. ..........................   27,400       909,954
                                                                    -----------
                                                                      2,355,453
                                                                    -----------

INTERNET SOFTWARE & SERVICES--2.2%
AsiaInfo Holdings, Inc.(b) .............................   20,100       134,268
Internet Security Systems, Inc.(b) .....................   86,400     1,626,912
ValueClick, Inc.(b) ....................................   49,300       447,644
                                                                    -----------
                                                                      2,208,824
                                                                    -----------

LEISURE PRODUCTS--1.3%
Callaway Golf Co. ......................................   26,900       453,265
Nautilus Group, Inc. (The) .............................   59,900       841,595
                                                                    -----------
                                                                      1,294,860
                                                                    -----------


                        See Notes to Financial Statements                      7

PHOENIX APPRECIATION FUND

                                                          SHARES       VALUE
                                                         --------   -----------
LIFE & HEALTH INSURANCE--0.1%
Ceres Group, Inc.(b) ...................................    8,600   $    50,224

METAL & GLASS CONTAINERS--0.2%
Greif, Inc. Class A ....................................    4,300       152,693

MULTI-UTILITIES & UNREGULATED POWER--1.1%
Energen Corp. ..........................................   26,200     1,074,986

OFFICE SERVICES & SUPPLIES--1.0%
IKON Office Solutions, Inc. ............................   59,900       710,414
United Stationers, Inc.(b) .............................    6,500       265,980
                                                                    -----------
                                                                        976,394
                                                                    -----------

OIL & GAS DRILLING--0.6%
Parker Drilling Co.(b) .................................   16,000        40,800
Unit Corp.(b) ..........................................   25,700       605,235
                                                                    -----------
                                                                        646,035
                                                                    -----------

OIL & GAS EQUIPMENT & SERVICES--2.1%
Key Energy Services, Inc.(b) ...........................   74,200       765,002
Oceaneering International, Inc.(b) .....................   36,400     1,019,200
Offshore Logistics, Inc.(b) ............................   13,800       338,376
                                                                    -----------
                                                                      2,122,578
                                                                    -----------

OIL & GAS EXPLORATION & PRODUCTION--6.4%
Chesapeake Energy Corp. ................................  108,700     1,476,146
Newfield Exploration Co.(b) ............................   38,600     1,719,244
Nuevo Energy Co.(b) ....................................   27,700       669,509
Petroleum Development Corp.(b) .........................    4,900       116,130
Pioneer Natural Resources Co.(b) .......................   52,800     1,685,904
XTO Energy, Inc. .......................................   30,800       871,640
                                                                    -----------
                                                                      6,538,573
                                                                    -----------

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.3%
OMI Corp.(b) ...........................................   83,000       741,190
Tesoro Petroleum Corp.(b) ..............................  106,800     1,556,076
                                                                    -----------
                                                                      2,297,266
                                                                    -----------

PACKAGED FOODS & MEATS--1.6%
Chiquita Brands International, Inc.(b) .................   44,400     1,000,332
Pilgrim's Pride Corp. ..................................    5,700        93,081
Ralcorp Holdings, Inc.(b) ..............................   15,800       495,488
                                                                    -----------
                                                                      1,588,901
                                                                    -----------

PAPER PRODUCTS--1.2%
Potlatch Corp. .........................................   33,800     1,175,226
Schweitzer-Mauduit International, Inc. .................    1,000        29,780
                                                                    -----------
                                                                      1,205,006
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
PHARMACEUTICALS--3.0%
King Pharmaceuticals, Inc.(b) ..........................  100,400   $ 1,532,104
Pharmaceutical Resources, Inc.(b) ......................   23,600     1,537,540
                                                                    -----------
                                                                      3,069,644
                                                                    -----------

PROPERTY & CASUALTY INSURANCE--4.8%
FPIC Insurance Group, Inc.(b) ..........................   10,200       255,918
LandAmerica Financial Group, Inc. ......................   32,700     1,708,902
Mercury General Corp. ..................................   31,700     1,475,635
Navigators Group, Inc. (The)(b) ........................    1,000        30,870
Selective Insurance Group, Inc. ........................    2,800        90,608
Stewart Information Services Corp. .....................   26,600     1,078,630
Zenith National Insurance Corp. ........................    7,100       231,105
                                                                    -----------
                                                                      4,871,668
                                                                    -----------

RAILROADS--0.0%
RailAmerica, Inc.(b) ...................................    1,500        17,700

REGIONAL BANKS--5.2%
Community Bank System, Inc. ............................    2,100       102,900
First Republic Bank ....................................   11,800       422,440
Greater Bay Bancorp ....................................   34,500       982,560
Irwin Financial Corp. ..................................   32,300     1,014,220
Local Financial Corp.(b) ...............................    7,600       158,384
Provident Bankshares Corp. .............................    7,700       226,688
South Financial Group, Inc. (The) ......................   37,300     1,039,178
TCF Financial Corp. ....................................   14,900       765,115
Texas Regional Bancshares, Inc. Class A ................   12,400       458,800
U.S.B. Holding Co., Inc. ...............................    4,800        93,072
                                                                    -----------
                                                                      5,263,357
                                                                    -----------

REINSURANCE--2.5%
Arch Capital Group Ltd.(b) .............................   12,200       486,292
Everest Re Group Ltd. ..................................   22,900     1,937,340
PXRE Group Ltd. ........................................    4,500       106,065
                                                                    -----------
                                                                      2,529,697
                                                                    -----------

REITS--1.0%
Friedman, Billings, Ramsey Group, Inc. Class A .........   44,600     1,029,368

RESTAURANTS--0.7%
Landry's Restaurants, Inc. .............................    3,400        87,448
Lone Star Steakhouse & Saloon, Inc. ....................    5,600       129,808
O' Charley's, Inc.(b) ..................................   28,700       515,165
                                                                    -----------
                                                                        732,421
                                                                    -----------

Semiconductors--0.3%
DSP Group, Inc.(b) .....................................   13,500       336,285


8                       See Notes to Financial Statements

PHOENIX APPRECIATION FUND

                                                          SHARES       VALUE
                                                         --------   -----------
SPECIALIZED FINANCE--1.5%
GATX Corp. .............................................   55,400   $ 1,550,092

SPECIALTY CHEMICALS--0.8%
Cytec Industries, Inc.(b) ..............................   16,900       648,791
Ethyl Corp.(b) .........................................    5,600       122,472
                                                                    -----------
                                                                        771,263
                                                                    -----------

SPECIALTY STORES--1.9%
Asbury Automotive Group, Inc.(b) .......................    1,500        26,865
Haverty Furniture Cos., Inc. ...........................    6,400       127,104
Lithia Motors, Inc. Class A ............................   25,800       650,418
Movie Gallery, Inc.(b) .................................    6,100       113,948
TBC Corp.(b) ...........................................    4,000       103,240
United Auto Group, Inc. ................................   30,100       942,130
                                                                    -----------
                                                                      1,963,705
                                                                    -----------

STEEL--0.1%
Commercial Metals Co. ..................................    2,800        85,120
Metals USA, Inc.(b) ....................................    4,200        42,294
                                                                    -----------
                                                                        127,414
                                                                    -----------

SYSTEMS SOFTWARE--1.0%
Sybase, Inc.(b) ........................................   50,600     1,041,348

THRIFTS & MORTGAGE FINANCE--8.6%
BankAtlantic Bancorp, Inc. Class A .....................   42,700       811,300
Charter Mac ............................................    4,600        97,198
Commercial Federal Corp. ...............................   18,300       488,793
Doral Financial Corp. ..................................   39,300     1,268,604
First Federal Capital Corp. ............................    1,500        33,780
FirstFed Financial Corp.(b) ............................   17,500       761,250
Flagstar Bancorp, Inc. .................................   65,600     1,405,152
ITLA Capital Corp.(b) ..................................      900        45,090
NetBank, Inc. ..........................................   26,000       347,100
New Century Financial Corp. ............................   34,800     1,380,516
Ocwen Financial Corp.(b) ...............................   20,000       177,200
R&G Financial Corp. Class B ............................   17,000       676,600
Saxon Capital, Inc.(b) .................................   15,200       318,440
Sterling Financial Corp.(b) ............................    7,600       260,148
W Holding Co., Inc. ....................................   34,935       650,140
                                                                    -----------
                                                                      8,721,311
                                                                    -----------

TRADING COMPANIES & DISTRIBUTORS--0.6%
Applied Industrial Technologies, Inc. ..................   10,500       250,530
Watsco, Inc. ...........................................   16,200       368,226
                                                                    -----------
                                                                        618,756
                                                                    -----------


                                                          SHARES       VALUE
                                                         --------   -----------
TRUCKING--0.9%
Dollar Thrifty Automotive Group, Inc.(b) ...............   35,200   $   913,088
Marten Transport Ltd.(b) ...............................    1,200        18,456
                                                                    -----------
                                                                        931,544
                                                                    -----------

WIRELESS TELECOMMUNICATION SERVICES--0.0%
EMS Technologies, Inc.(b) ..............................    1,000        20,540
-------------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $89,255,473)                                        98,202,375
-------------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.7%

INTEGRATED TELECOMMUNICATION SERVICES--0.1%
Golden Telecom, Inc. (Russia)(b) .......................    4,300       119,325

REINSURANCE--1.6%
Montpelier Re Holdings Ltd. (Bermuda) ..................   23,000       844,100
Platinum Underwriters Holdings Ltd. (Bermuda) ..........   27,800       834,000
                                                                    -----------
                                                                      1,678,100
                                                                    -----------
-------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,597,937)                                          1,797,425
-------------------------------------------------------------------------------


                                                STANDARD
                                                & POOR'S    PAR
                                                 RATING    VALUE
                                              (Unaudited)  (000)
                                              -----------  -----

CONVERTIBLE BONDS--0.0%

AIRPORT SERVICES--0.0%
TIMCO Aviation Services, Inc. Cv 0%,
12/31/06 (b)(c).................................   NR       $   2             0

-------------------------------------------------------------------------------
TOTAL CONVERTIBLE BONDS
(IDENTIFIED COST $0)                                                          0
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.0%
(IDENTIFIED COST $90,853,410)                                        99,999,800
-------------------------------------------------------------------------------


                        See Notes to Financial Statements                     9

PHOENIX APPRECIATION FUND

                                               STANDARD
                                               & POOR'S    PAR
                                                RATING    VALUE
                                             (Unaudited)  (000)     VALUE
                                             ----------- ------- ------------

SHORT-TERM OBLIGATIONS--4.2%

COMMERCIAL PAPER--4.2%
Emerson Electric Co. 0.95%, 1/2/04..............   A-1   $ 3,600 $  3,600,000
ABSC Capital Corp. 1.12%, 1/12/04...............   A-1       680      679,788
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $4,279,672)                                        4,279,788
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--102.2%
(IDENTIFIED COST $95,133,082)                                     104,279,588(a)

Other assets and liabilities, net--(2.2)%                          (2,275,684)
                                                                 ------------
NET ASSETS--100.0%                                               $102,003,904
                                                                 ============





(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $10,038,549 and gross depreciation of $1,936,152 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $96,177,191.
(b) Non-income producing.
(c) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2003, these securities amounted to a value of $0 or 0% of net assets.

10                      See Notes to Financial Statements

PHOENIX APPRECIATION FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $95,133,082)                                   $104,279,588
Cash                                                                      3,720
Receivables
   Investment securities sold                                         1,829,912
   Dividends                                                             53,658
   Fund shares sold                                                      15,579
   Receivable from adviser                                                  599
Prepaid expenses                                                          1,446
                                                                   ------------
     Total assets                                                   106,184,502
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                    3,237,504
   Fund shares repurchased                                              693,099
   Investment advisory fee                                               77,719
   Distribution and service fees                                         48,174
   Transfer agent fee                                                    34,666
   Financial agent fee                                                    5,606
   Trustees' fee                                                          3,024
Accrued expenses                                                         80,806
                                                                   ------------
     Total liabilities                                                4,180,598
                                                                   ------------
NET ASSETS                                                         $102,003,904
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 83,291,971
Accumulated net investment loss                                        (179,340)
Accumulated net realized gain                                         9,744,767
Net unrealized appreciation                                           9,146,506
                                                                   ------------
NET ASSETS                                                         $102,003,904
                                                                   ============
CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $64,187,050)                   5,799,305
Net asset value per share                                                $11.07
Offering price per share $11.07/(1-5.75%)                                $11.75

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $7,693,713)                      728,328
Net asset value and offering price per share                             $10.56

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $30,123,141)                   2,855,350
Net asset value and offering price per share                             $10.55


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
Dividends                                                           $   892,734
Interest                                                                 32,838
Foreign taxes withheld                                                   (3,782)
                                                                    -----------
     Total investment income                                            921,790
                                                                    -----------
EXPENSES
Investment advisory fee                                                 908,660
Service fees, Class A                                                   169,739
Distribution and service fees, Class B                                   73,308
Distribution and service fees, Class C                                  268,604
Financial agent fee                                                      59,520
Transfer agent                                                          195,311
Professional                                                            140,160
Custodian                                                                48,880
Printing                                                                 37,372
Registration                                                             35,474
Trustees                                                                 27,014
Miscellaneous                                                            17,600
                                                                    -----------
     Total expenses                                                   1,981,642
     Less expenses borne by investment adviser                          (90,866)
                                                                    -----------
     Net expenses                                                     1,890,776
                                                                    -----------
NET INVESTMENT LOSS                                                    (968,986)
                                                                    -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      24,263,839
Net change in unrealized appreciation (depreciation) on
   investments                                                       10,598,429
                                                                    -----------
NET GAIN ON INVESTMENTS                                              34,862,268
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $33,893,282
                                                                    ===========




                        See Notes to Financial Statements                    11

PHOENIX APPRECIATION FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended      Year Ended
                                                                                                  12/31/03        12/31/02
                                                                                                ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $   (968,986)   $ (1,009,234)
   Net realized gain (loss)                                                                       24,263,839       4,585,715
   Net change in unrealized appreciation (depreciation)                                           10,598,429     (21,940,553)
                                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    33,893,282     (18,364,072)
                                                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                         (6,559,701)             --
   Net realized short-term gains, Class B                                                           (799,089)             --
   Net realized short-term gains, Class C                                                         (3,188,579)             --
   Net realized short-term gains, Class I                                                            (10,811)             --
   Net realized long-term gains, Class A                                                            (840,003)     (2,529,472)
   Net realized long-term gains, Class B                                                            (102,327)       (385,786)
   Net realized long-term gains, Class C                                                            (408,314)     (1,315,267)
   Net realized long-term gains, Class I                                                              (1,384)         (3,797)
                                                                                                ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                     (11,910,208)     (4,234,322)
                                                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (536,970 and 306,865 shares, respectively)                        5,957,814       3,370,171
   Net asset value of shares issued from reinvestment of distributions
      (612,731 and 262,628 shares, respectively)                                                   6,678,770       2,279,243
   Cost of shares repurchased (1,287,482 and 1,122,780 shares, respectively)                     (13,552,244)    (11,558,523)
                                                                                                ------------    ------------
Total                                                                                               (915,660)     (5,909,109)
                                                                                                ------------    ------------
CLASS B
   Proceeds from sales of shares (57,700 and 107,897 shares, respectively)                           593,389       1,128,247
   Net asset value of shares issued from reinvestment of distributions
      (81,807 and 42,889 shares, respectively)                                                       850,797         360,270
   Cost of shares repurchased (315,525 and 314,167 shares, respectively)                          (3,052,413)     (3,125,720)
                                                                                                ------------    ------------
Total                                                                                             (1,608,227)     (1,637,203)
                                                                                                ------------    ------------
CLASS C
   Proceeds from sales of shares (23,023 and 114,520 shares, respectively)                           218,681       1,136,647
   Net asset value of shares issued from reinvestment of distributions
      (318,308 and 143,733 shares, respectively)                                                   3,307,188       1,205,923
   Cost of shares repurchased (565,449 and 759,808 shares, respectively)                          (5,295,806)     (7,530,736)
                                                                                                ------------    ------------
Total                                                                                             (1,769,937)     (5,188,166)
                                                                                                ------------    ------------
CLASS I
   Proceeds from sales of shares (1,616 and 4,841 shares, respectively)                               16,560          53,586
   Net asset value of shares issued from reinvestment of distributions
      (1,084 and 425 shares, respectively)                                                            12,195           3,797
   Cost of shares repurchased (11,919 and 87,382 shares, respectively)                              (134,464)       (804,341)
                                                                                                ------------    ------------
Total                                                                                               (105,709)       (746,958)
                                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                      (4,399,533)    (13,481,436)
                                                                                                ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                          17,583,541     (36,079,830)

NET ASSETS
   Beginning of period                                                                            84,420,363     120,500,193
                                                                                                ------------    ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND UNDISTRIBUTED
      NET INVESTMENT INCOME OF ($179,340) AND $47,779, RESPECTIVELY]                            $102,003,904    $ 84,420,363
                                                                                                ============    ============

12                      See Notes to Financial Statements

PHOENIX APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS A
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003         2002         2001         2000         1999
Net asset value, beginning of period                                 $ 8.62       $10.84       $10.45       $11.99       $16.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.08)       (0.07)       (0.06)        0.12         0.11
   Net realized and unrealized gain (loss)                             3.94        (1.71)        0.46         0.05        (0.51)
                                                                     ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                  3.86        (1.78)        0.40         0.17        (0.40)
                                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --        (0.01)       (0.11)       (0.12)
   Distributions from net realized gains                              (1.41)       (0.44)          --        (1.60)       (3.70)
                                                                     ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                              (1.41)       (0.44)       (0.01)       (1.71)       (3.82)
                                                                     ------       ------       ------       ------       ------
Change in net asset value                                              2.45        (2.22)        0.39        (1.54)       (4.22)
                                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                       $11.07       $ 8.62       $10.84       $10.45       $11.99
                                                                     ======       ======       ======       ======       ======
Total return(1)                                                       45.01 %     (16.42)%       3.85 %       1.99%       (1.80)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $64,187      $51,179      $70,384      $80,690     $126,461

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  1.82 %(3)    1.77 %       1.78 %       1.72%        1.58 %
   Net investment income (loss)                                       (0.80)%      (0.65)%      (0.56)%       0.99%        0.74 %
   Portfolio turnover                                                   300 %        283 %        226 %        265%          92 %

                                                                                               CLASS B
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003         2002         2001         2000         1999
Net asset value, beginning of period                                 $ 8.33       $10.57       $10.24       $11.80       $16.02
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.14)       (0.14)       (0.13)        0.03         0.01
   Net realized and unrealized gain (loss)                             3.78        (1.66)        0.46         0.05        (0.51)
                                                                     ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                  3.64        (1.80)        0.33         0.08        (0.50)
                                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --           --        (0.04)       (0.02)
   Distributions from net realized gains                              (1.41)       (0.44)          --        (1.60)       (3.70)
                                                                     ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                              (1.41)       (0.44)          --        (1.64)       (3.72)
                                                                     ------       ------       ------       ------       ------
Change in net asset value                                              2.23        (2.24)        0.33        (1.56)       (4.22)
                                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                       $10.56       $ 8.33       $10.57       $10.24       $11.80
                                                                     ======       ======       ======       ======       ======
Total return(1)                                                       43.93 %     (17.03)%       3.22 %       1.23%       (2.45)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $7,694       $7,534      $11,287      $13,481      $19,523

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 22.52 %(3)    2.47 %       2.48 %       2.42%        2.27 %
   Net investment income (loss)                                       (1.50)%      (1.36)%      (1.26)%       0.29%        0.08 %
Portfolio turnover                                                      300 %        283 %        226 %        265%          92 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees, the ratio of operating expenses to average net assets would have been 1.92% for Class A and 2.62% for Class B.

                        See Notes to Financial Statements                    13

PHOENIX APPRECIATION FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS C
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003         2002         2001         2000         1999
Net asset value, beginning of period                                 $ 8.32       $10.56       $10.23       $11.79       $15.99
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.14)       (0.14)       (0.13)        0.04           --
   Net realized and unrealized gain (loss)                             3.78        (1.66)        0.46         0.04        (0.50)
                                                                     ------       ------       ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS                                  3.64        (1.80)        0.33         0.08        (0.50)
                                                                     ------       ------       ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --           --           --        (0.04)          --
   Distributions from net realized gains                              (1.41)       (0.44)          --        (1.60)       (3.70)
                                                                     ------       ------       ------       ------       ------
     TOTAL DISTRIBUTIONS                                              (1.41)       (0.44)          --        (1.64)       (3.70)
                                                                     ------       ------       ------       ------       ------
Change in net asset value                                              2.23        (2.24)        0.33        (1.56)       (4.20)
                                                                     ------       ------       ------       ------       ------
NET ASSET VALUE, END OF PERIOD                                       $10.55       $ 8.32       $10.56       $10.23       $11.79
                                                                     ======       ======       ======       ======       ======
Total return(1)                                                       43.98 %     (17.05)%       3.23 %       1.22%       (2.49)%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $30,123      $25,625      $37,817      $46,235      $89,165

Ratio to average net assets of:
   Operating expenses                                                  2.52 %(3)    2.46 %       2.48 %       2.42%        2.28 %
   Net investment income (loss)                                       (1.50)%      (1.36)%      (1.26)%       0.32%        0.02 %
Portfolio turnover                                                      300 %        283 %        226 %        265%          92 %

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees, the ratio of operating expenses to average net assets would have been 2.62% for Class C.

14                      See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGERS STEVEN L. COLTON, PH.D. AND DAVID L. ALBRYCHT, CFA

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to increase investment value from capital appreciation, dividends and interest consistent with preserving capital and reducing portfolio exposure to market risk.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 18.16%, Class B shares returned 17.45%, and Class C shares returned 17.43%. For the same period, the Balanced Benchmark 1 returned 18.49%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE EQUITY MARKETS DURING THE FUND'S RECENT FISCAL YEAR?

A: For the 12 months ended December 31, 2003, the stock market made a strong rally after three years of losses. Large-cap stocks represented by the S&P 500(R) Index 2 had a total return of 28.71%. The bear market that started in March 2000 at the S&P 500(R) Index high of 1,527 finally bottomed out in October of 2002 when the S&P 500(R) Index closed at 777. Even though 2003 started with significant weakness in the market, attractive valuation finally propelled investors to put their excess cash to work. For the past nine months, the stock market has been on a sustained rally driven by encouraging economic data ranging from high productivity gains, strong manufacturing recovery and increasing consumer confidence.

      During times of economic recovery, stock markets are often led by cyclical issues that benefit from stronger business activities. This past 12 months was no exception. Technology, basic materials and industrials sectors were the best performers. Smaller market-cap companies also outperformed large-cap ones. 3

Q: HOW WOULD YOU CHARACTERIZE THE BOND MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: During the year, the U.S. bond market was effected by near-record interest rate lows. This was followed by a period that brought substantial volatility as investors assessed the direction of the U.S. economy and debated what action, if any, the Federal Reserve Board would take. The volatility was somewhat hidden by the slight change of -0.15% registered by the Lehman Brothers Aggregate Bond Index 4 in the third quarter of 2003. Rates increased slightly, while the yield curve remained steep, reinforcing expectations in the bond market that the economy would improve.

      Many economic statistics improved over this time period, but a solid job market recovery remained elusive. The ISM Manufacturing Index 5 rose to 54.7 in August, showing improvement for the fourth straight month and remaining above 50 for the second month in a row. Any reading above 50 normally signifies expansion in the manufacturing sector. Despite positive overall economic data, debate continued through year-end over whether persistent high unemployment would derail the economic recovery or if hiring would begin to gain momentum.

Q: HAVE ANY CHANGES TO THE FUND'S ASSET ALLOCATION BEEN MADE?

A: No. As part of our investment philosophy, we do not believe in trying to time the market. Our mandate is to remain approximately 60% invested in equities and 40% in bonds.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: On December 31, 2003, the S&P 500(R) Index closed at 1,112. It was trading at
18.5 times Wall Street consensus earnings estimate of $60 for calendar year 2004. 6 We believe this is a fair valuation given the low inflation environment we are in. Therefore, our base scenario assumes that 2004 will likely bring us a single digit return consistent with historical averages. However, given a strong economy and continued gains in productivity, corporate profits appear likely to surprise on the upside. Recent comments from officials of Federal Reserve Board suggest that they see little inflationary pressure and hence are likely to keep rates low for a considerable period of time. Under that scenario, we believe stocks may return significantly higher than historical averages. On the other hand, current expectation for profit growth is very high. If companies fail to deliver to that expectation, stocks would likely see downward pressure.

      We continue to be opportunistic and have taken some more credit risk in the portfolio due to improved credit fundamentals in the corporate and credit high yield market. We feel that the greatest risk in the fixed income market is interest rate risk, not credit risk, and opportunities continue in many credit-intensive sectors.

                                                                 JANUARY 1, 2004


THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE BALANCED BENCHMARK IS A COMPOSITE INDEX MADE UP OF 60% OF THE S&P 500(R)
  INDEX AND 40% OF THE LEHMAN BROTHERS AGGREGATE BOND INDEX RETURN.
2 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE.
3 STOCKS OF SMALL OR SMALLER COMPANIES MAY HAVE LESS LIQUIDITY THAN THOSE OF
  LARGER, ESTABLISHED COMPANIES AND MAY BE SUBJECT TO GREATER PRICE VOLATILITY AND RISK THAN THE OVERALL STOCK MARKET.
4 THE LEHMAN BROTHERS AGGREGATE BOND INDEX IS AN UNMANAGED, COMMONLY USED
  MEASURE OF BOND PERFORMANCE.
5 THE ISM MANUFACTURING INDEX MEASURES MANUFACTURING ACTIVITY IN THE UNITED
  STATES AS TABULATED BY THE INSTITUTE FOR SUPPLY MANAGEMENT.
6 AS REPORTED BY FIRST CALL PUBLISHED BY THOMSON FINANCIAL, NEW YORK, NY AND
  ZACKS ADVISOR PUBLISHED BY ZACKS INVESTMENT RESEARCH, CHICAGO, IL.

THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-OAKHURST MANAGED ASSETS

--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                       PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                                                      INCEPTION         INCEPTION
                                                         1 YEAR        5 YEARS        10 YEARS       TO 12/31/03           DATE
                                                        --------       --------       --------       -----------       ------------
        Class A Shares at NAV 2                          18.16%          1.62%          5.94%              --                 --
        Class A Shares at POP 3                          11.37           0.42           5.32               --                 --

        Class B Shares at NAV 2                          17.45           0.90             --             5.31%            4/8/96
        Class B Shares with CDSC 4                       13.45           0.75             --             5.31             4/8/96

        Class C Shares at NAV 2                          17.43           0.90           5.19               --                 --
        Class C Shares with CDSC 4                       17.43           0.90           5.19               --                 --

        Balanced Benchmark 5                             18.49           2.68           9.78             8.86             4/8/96

        S&P 500(R) Index 6                               28.71          (0.57)         11.10             9.04             4/8/96

        Lehman Brothers Aggregate Bond Index 7            4.10           6.62           6.95             7.52             4/8/96

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                       PERIODS ENDING 12/31
--------------------------------------------------------------------------------

8 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A and Class C shares. The total return for Class A shares reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

[LINE CHART]
[GRAPHIC OMITTED]

          PHOENIX-OAKHURST   PHOENIX-OAKHURST                               LEHMAN BROTHERS
           MANAGED ASSETS     MANAGED ASSETS     BALANCED      S&P 500(R)   AGGREGATE BOND
             CLASS A 8          CLASS C 8       BENCHMARK 5     INDEX 6        INDEX 7
-------------------------------------------------------------------------------------------
12/31/93     $ 9,425.00         $10,000.00       $10,000.00     $10,000.00     $10,000.00
12/30/94       9,149.13           9,633.22         9,967.55      10,132.30       9,708.36
12/29/95      10,636.40          11,121.93        12,920.30      13,932.60      11,502.30
12/31/96      11,679.10          12,125.70        14,875.90      17,171.70      11,919.90
12/31/97      13,485.70          13,905.00        18,389.80      22,902.80      13,070.50
12/31/98      15,490.80          15,855.60        22,267.40      29,488.90      14,205.90
12/31/99      16,855.30          17,125.00        24,950.40      35,721.40      14,088.70
12/29/00      16,480.60          16,634.70        24,695.90      32,439.60      15,726.70
12/31/01      15,198.40          15,236.50        23,781.10      28,587.40      17,054.60
12/31/02      14,206.50          14,121.80        21,446.30      22,269.50      18,804.50
12/31/02      16,786.40          16,583.30        25,412.60      28,663.60      19,576.10

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                   12/31/03
--------------------------------------------------------------------------------

AS A PERCENTAGE OF EQUITY HOLDINGS

[PIE CHART]
[GRAPHIC OMITTED]

o  FINANCIALS                    26%
o  INFORMATION TECHNOLOGY        20
o  HEALTH-CARE                   15
o  CONSUMER DISCRETIONARY        11
o  INDUSTRIALS                   10
o  CONSUMER STAPLES               7
o  ENERGY                         6
o  OTHER                          5

1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a six year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 The Balanced  Benchmark is a composite  index made up of 60% of the S&P 500(R)
  Index return and 40% of the Lehman Brothers Aggregate Bond Index return. The Index's performance does not reflect sales charges.

6 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance and is provided for general comparative purposes. The Index's performance does not reflect sales charges.

7 The Lehman Brothers Aggregate Bond Index is an unmanaged, commonly used measure of bond performance and is provided for general comparative purposes. The Index's performance does not reflect sales charges.

All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PHOENIX-OAKHURST MANAGED ASSETS


----------------------------------------------------------------------------------------------
    TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
----------------------------------------------------------------------------------------------
 1. Bank of America Corp.                2.2%     6. Morgan Stanley                      1.6%
 2. Microsoft Corp.                      2.1%     7. Wells Fargo & Co.                   1.5%
 3. Citigroup, Inc.                      2.0%     8. Cisco Systems, Inc.                 1.4%
 4. General Electric Co.                 2.0%     9. Exxon Mobil Corp.                   1.3%
 5. Pfizer, Inc.                         1.7%    10. J.P. Morgan Chase & Co.             1.3%

                        INVESTMENTS AT DECEMBER 31, 2003


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                           ----------- -------   ------------

AGENCY MORTGAGE-BACKED SECURITIES--4.0%
Fannie Mae 5.50%, 9/1/17 ...................   AAA     $3,686     $ 3,824,654
GNMA 6%, 8/15/32 ...........................   AAA      2,482       2,582,248
-----------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,215,622)                                        6,406,902
-----------------------------------------------------------------------------

AGENCY NON MORTGAGE-BACKED
SECURITIES--1.8%
Freddie Mac 4.50%, 7/15/13 .................   AAA      3,000       2,963,847
-----------------------------------------------------------------------------
TOTAL AGENCY NON MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $2,930,220)                                        2,963,847
-----------------------------------------------------------------------------

MUNICIPAL BONDS--8.0%

CALIFORNIA--1.9%
Almeda Corridor Transportation Authority
Revenue Taxable-Sub Lien Series D
6.25%, 10/1/14 .............................   AAA        500         548,340

Contra Costa County Pension Obligation
Taxable 6.10%, 6/1/11 ......................   AAA        500         559,210

Marin County Taxable-Pension General
Obligation 4.79%, 8/1/15 ...................   AAA      1,000         988,600

San Luis Obispo County Revenue
Taxable Series A 3.94%, 9/1/12 .............   AAA      1,000         960,880
                                                                  -----------
                                                                    3,057,030
                                                                  -----------

CONNECTICUT--0.7%
Connecticut State General Obligation
Series C 5%, 5/1/13 ........................   AAA      1,000       1,123,880


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                           ----------- -------   ------------
FLORIDA--0.7%
Florida State Department of
Environmental Protection Preservation
Revenue Series B 5%, 7/1/13 ................   AAA     $1,000     $ 1,119,800

MAINE--0.4%
Bangor Pension Obligation Taxable
Series B 5.94%, 6/1/13 .....................   AAA        675         739,604

NEW JERSEY--1.9%
Hamilton Township Atlantic County
School District General Obligation
Taxable 4.25%, 12/15/14 ....................  Aaa(c)      500         475,155

Monroe Township Middlesex County
General Obligation Taxable Pension
5%, 8/15/13 ................................    AA        590         598,514

New Jersey State Turnpike Authority
Turnpike Revenue Taxable Series B
2.84%, 1/1/08 ..............................   AAA      1,000         978,190

New Jersey State Turnpike Authority
Turnpike Revenue Taxable Series B
4.252%, 1/1/16 .............................   AAA      1,000         955,760
                                                                  -----------
                                                                    3,007,619
                                                                  -----------

PENNSYLVANIA--1.4%
Philadelphia Authority for Industrial
Development Pension Funding
Retirement Systems Revenue Taxable
Series A 5.69%, 4/15/07 ....................   AAA      1,000       1,079,050

Pittsburgh General Obligation Taxable
Pension Series A 6.50%, 3/1/14 .............   AAA      1,000       1,112,310
                                                                  -----------
                                                                    2,191,360
                                                                  -----------

                       See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                           ----------- -------   ------------

TEXAS--0.4%
Texas State Water Development Board General
Obligation Taxable 4.70%, 8/1/09 ...........    AA     $  625     $   653,937

WASHINGTON--0.6%
Washington State Housing Trust Fund
General Obligation Taxable Series T
5%, 7/1/08 .................................   AA+      1,000       1,054,120
-----------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
(IDENTIFIED COST $13,168,423)                                      12,947,350
-----------------------------------------------------------------------------

ASSET-BACKED SECURITIES--3.4%
AmeriCredit Automobile Receivables
Trust 01-D, A4 4.41%, 11/12/08 .............   AAA      1,000       1,030,630

Capital Auto Receivables Asset Trust
02-3, A3 3.58%, 10/16/06 ...................   AAA        800         821,000

Litigation Settlement Monetized Fee
Trust 02-5A, 144A 6%, 10/25/32(d) ..........  Baa(c)      408         374,284

M&I Auto Loan Trust 03-1, B
3.45%, 2/21/11 .............................    A-        500         492,996

Residential Asset Mortgage Products,
Inc. 03-RS6, AI2 2.39%, 11/25/24 ...........   AAA      1,000         999,912

Residential Asset Mortgage Products,
Inc. 03-RS6, AI3 3.08%, 12/25/28 ...........   AAA        750         745,067

WFS Financial Owner Trust 03-1, A4
2.74%, 9/20/10 .............................   AAA      1,000         998,872
-----------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $5,496,556)                                        5,462,761
-----------------------------------------------------------------------------

CORPORATE BONDS--9.3%

AEROSPACE & Defense--0.6%
Rockwell Collins 4.75%, 12/1/13 ............     A      1,000         995,245

CONSUMER FINANCE--0.7%
Household Finance Corp.
6.75%, 5/15/11 .............................     A      1,000       1,125,743

DATA PROCESSING & OUTSOURCED SERVICES--0.7%
First Data Corp. 4.70%, 11/1/06 ............    A+      1,000       1,054,447

DIVERSIFIED BANKS--0.1%
Rabobank Capital Funding II 144A
5.26%, 12/29/49(d) .........................    AA        200         200,277

DIVERSIFIED CAPITAL MARKETS--0.4%
J.P. Morgan Chase & Co. 6.50%,
1/15/09 ....................................     A        500         555,389


                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                           ----------- -------   ------------

DIVERSIFIED COMMERCIAL SERVICES--1.7%
Harvard University 8.125%, 4/15/07 .........   AAA     $1,000     $ 1,162,050

International Lease Finance Corp.
5.75%, 2/15/07 .............................   AA-        500         540,910

International Lease Finance Corp.
4.375%, 11/1/09 ............................   AA-      1,000       1,007,411
                                                                  -----------
                                                                    2,710,371
                                                                  -----------

HOTELS, RESORTS & CRUISE LINES--0.6%
Carnival Corp. 144A 3.75%, 11/15/07(d) .....    A-      1,000       1,001,787

INTEGRATED OIL & GAS--0.6%
ChevronTexaco Capital Co.
3.50%, 9/17/07 .............................    AA      1,000       1,018,476

INTEGRATED TELECOMMUNICATION SERVICES--0.3%
Verizon Global Funding Corp.
4.375%, 6/1/13 .............................    A+        500         472,345

INVESTMENT BANKING & BROKERAGE--0.7%
Goldman Sachs Group, Inc. (The)
5.70%, 9/1/12 ..............................    A+      1,000       1,050,952

LIFE & HEALTH INSURANCE--0.2%
Metlife, Inc. 5%, 11/24/13 .................     A        350         347,531

MULTI-LINE INSURANCE--0.3%
Metropolitan Life Global Funding I 144A
5.20%, 9/18/13(d) ..........................    AA        500         502,932

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.6%
Motiva Enterprises LLC 144A
5.20%, 9/15/12(d) ..........................  A(c)      1,000         991,500

PACKAGED FOODS & MEATS--0.4%
Campbell Soup Co. 6.75%, 2/15/11 ...........     A        500         571,202

REGIONAL BANKS--0.6%
BB&T Corp. 5.20%, 12/23/15 .................    A-      1,000         991,315

SOFT DRINKS--0.6%
Coca Cola Enterprises, Inc.
4.375%, 9/15/09 ............................     A      1,000       1,027,049

SPECIALIZED FINANCE--0.2%
CIT Group, Inc. 4.75%, 12/15/10 ............     A        350         352,191
-----------------------------------------------------------------------------
TOTAL CORPORATE BONDS
(IDENTIFIED COST $14,732,537)                                      14,968,752
-----------------------------------------------------------------------------


                        See Notes to Financial Statements                    19

PHOENIX-OAKHURST MANAGED ASSETS

                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                           ----------- -------   ------------

NON-AGENCY MORTGAGE-BACKED
SECURITIES--4.1%
CS First Boston Mortgage Securities
Corp. 97-C2, A3 6.55%, 1/17/35 .............   AAA     $  975     $ 1,078,425

DLJ Commercial Mortgage Corp. 98-CF2,
A1B 6.24%, 11/12/31 ........................   AAA      2,000       2,210,031

GMAC Commercial Mortgage Securities,
Inc. 97-C2, A3 6.566%, 4/15/29 .............   AAA      1,000       1,095,941

Lehman Brothers Commercial Conduit
Mortgage Trust 98-C4, A1B 6.21%,
10/15/35 ...................................   AAA      1,000       1,102,127

PNC Mortgage Acceptance Corp. 00-C2,
A2 7.30%, 10/12/33 .........................   AAA      1,000       1,158,867
--------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $6,894,484)                                        6,645,391
--------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--5.3%

AUSTRIA--1.4%
Republic of Austria 5.50%, 10/20/07 ........   AAA      1,250(f)    1,698,095

Republic of Austria Series 97
5.75%, 4/11/07 .............................   AAA        450(f)      611,170
                                                                  -----------
                                                                    2,309,265
                                                                  -----------

CANADA--0.3%
Province of Ontario 3.125%, 5/2/08 .........    AA        500         498,003

NEW ZEALAND--2.0%
Government of New Zealand Series 205
6.50%, 2/15/05 .............................   AAA      1,500(g)      995,414

Government of New Zealand Series 404
8%, 4/15/04 ................................   AAA      3,250(g)    2,149,667
                                                                  -----------
                                                                    3,145,081
                                                                  -----------

SLOVENIA--0.6%
Republic of Slovenia 4.875%, 3/18/09 .......    A+        750(f)      990,004

SOUTH KOREA--1.0%
Republic of Korea 8.875%, 4/15/08 ..........    A-        500         602,741
Republic of Korea 4.25%, 6/1/13 ............    A-      1,000         965,630
                                                                  -----------
                                                                    1,568,371
                                                                  -----------
--------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $8,105,128)                                        8,510,724
--------------------------------------------------------------------------------



                                            STANDARD
                                            & POOR'S     PAR
                                             RATING     VALUE
                                           (Unaudited)  (000)       VALUE
                                           ----------- -------   ------------

FOREIGN CORPORATE BONDS--3.8%

AUSTRALIA--0.6%
European Investment Bank Series MTN
6%, 7/15/05 ................................   AAA      1,250(h)  $   948,452

CHILE--0.7%
HQI Transelectric Chile SA
7.875%, 4/15/11 ............................    A-  $   1,000       1,152,349

HONG KONG--0.6%
Hutchison Whampoa International Ltd.
144A 6.25%, 1/24/14(d) .....................    A-      1,000       1,015,382

SOUTH KOREA--0.3%
Korea Development Bank
5.50%, 11/13/12 ............................    A-        500         520,728

UNITED KINGDOM--1.6%
BP Capital Markets plc 2.75%, 12/29/06 .....   AA+      1,500       1,502,346
HBOS plc 144A 5.375%, 11/29/49(d)(i) .......     A      1,000         996,938
                                                                  -----------
                                                                    2,499,284
                                                                  -----------
-----------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $5,943,988)                                        6,136,195
-----------------------------------------------------------------------------


                                                        SHARES
                                                       --------
COMMON STOCKS--57.1%

ADVERTISING--0.6%
Harte-Hanks, Inc. ..................................   45,400         987,450

AEROSPACE & DEFENSE--1.1%
United Technologies Corp. ..........................   17,700       1,677,429

AIR FREIGHT & COURIERS--1.4%
FedEx Corp. ........................................   10,900         735,750
Ryder System, Inc. .................................   44,700       1,526,505
                                                                 ------------
                                                                    2,262,255
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--1.2%
Franklin Resources, Inc. ...........................   27,800       1,447,268
Mellon Financial Corp. .............................   16,700         536,237
                                                                 ------------
                                                                    1,983,505
                                                                 ------------

CASINOS & GAMING--1.1%
Alliance Gaming Corp.(b) ...........................   11,700         288,405
Mandalay Resort Group ..............................   31,700       1,417,624
                                                                 ------------
                                                                    1,706,029
                                                                 ------------

20                      See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                                                       SHARES        VALUE
                                                      --------   ------------

COMMUNICATIONS EQUIPMENT--2.0%
Cisco Systems, Inc.(b) ..............................  92,100    $  2,237,109
Emulex Corp.(b) ....................................   39,100       1,043,188
                                                                 ------------
                                                                    3,280,297
                                                                 ------------

COMPUTER HARDWARE--1.1%
International Business Machines Corp. ..............   19,800       1,835,064

COMPUTER STORAGE & PERIPHERALS--0.4%
EMC Corp.(b) .......................................   53,800         695,096

DATA PROCESSING & OUTSOURCED SERVICES--0.9%
Computer Sciences Corp.(b) .........................   33,600       1,486,128

DIVERSIFIED BANKS--4.6%
Bank of America Corp. ..............................   43,800       3,522,834
FleetBoston Financial Corp. ........................   11,700         510,705
U.S. Bancorp .......................................   33,800       1,006,564
Wells Fargo & Co. ..................................   39,700       2,337,933
                                                                 ------------
                                                                    7,378,036
                                                                 ------------

DIVERSIFIED CAPITAL MARKETS--1.3%
J.P. Morgan Chase & Co. ............................   56,500       2,075,245

DIVERSIFIED CHEMICALS--0.2%
Engelhard Corp. ....................................   12,800         383,360

DIVERSIFIED COMMERCIAL SERVICES--0.6%
ARAMARK Corp. Class B ..............................   24,500         671,790
Cendant Corp.(b) ...................................   15,600         347,412
                                                                 ------------
                                                                    1,019,202
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--2.2%
AVX Corp. ..........................................   46,300         769,506
Mettler-Toledo International, Inc.(b) ..............    7,100         299,691
Vishay Intertechnology, Inc.(b) ....................   46,000       1,053,400
Waters Corp.(b) ....................................   39,900       1,323,084
                                                                 ------------
                                                                    3,445,681
                                                                 ------------

FOOTWEAR--0.6%
Reebok International Ltd. ..........................   25,700       1,010,524

HEALTH CARE DISTRIBUTORS--1.8%
Omnicare, Inc. .....................................   49,800       2,011,422
Schein (Henry), Inc.(b) ............................   13,000         878,540
                                                                 ------------
                                                                    2,889,962
                                                                 ------------

HEALTH CARE EQUIPMENT--1.0%
Boston Scientific Corp.(b) .........................   43,500       1,599,060


                                                       SHARES        VALUE
                                                      --------   ------------

HEALTH CARE SERVICES--0.4%
Caremark Rx, Inc.(b) ...............................   25,400    $    643,382

HEALTH CARE SUPPLIES--1.2%
Fisher Scientific International, Inc.(b) ...........   45,300       1,874,061

HOUSEHOLD PRODUCTS--1.6%
Dial Corp. (The) ...................................   41,400       1,178,658
Procter & Gamble Co. (The) .........................   14,200       1,418,296
                                                                 ------------
                                                                    2,596,954
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. ...............................   13,000         929,370

INDUSTRIAL CONGLOMERATES--2.0%
General Electric Co. ...............................  103,400       3,203,332

INDUSTRIAL MACHINERY--0.4%
Pall Corp. .........................................   24,000         643,920

INTEGRATED OIL & GAS--1.3%
Exxon Mobil Corp. ..................................   51,900       2,127,900

INTEGRATED TELECOMMUNICATION SERVICES--1.1%
SBC Communications, Inc. ...........................   31,700         826,419
Verizon Communications, Inc. .......................   27,200         954,176
                                                                 ------------
                                                                    1,780,595
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--3.0%
E*TRADE Financial Corp.(b) .........................   68,200         862,730
Merrill Lynch & Co., Inc. ..........................   20,700       1,214,055
Morgan Stanley .....................................   45,900       2,656,233
                                                                 ------------
                                                                    4,733,018
                                                                 ------------

LEISURE PRODUCTS--0.7%
Marvel Enterprises, Inc.(b) ........................   37,700       1,097,447

LIFE & HEALTH INSURANCE--0.8%
MetLife, Inc. ......................................   38,600       1,299,662

METAL & GLASS CONTAINERS--0.6%
Ball Corp. .........................................   16,600         988,862

MOVIES & ENTERTAINMENT--1.5%
Time Warner, Inc.(b) ...............................   88,500       1,592,115
Viacom, Inc. Class B ...............................   17,700         785,526
                                                                 ------------
                                                                    2,377,641
                                                                 ------------

MULTI-LINE INSURANCE--1.1%
American International Group, Inc. .................   25,600       1,696,768


                        See Notes to Financial Statements                  21

PHOENIX-OAKHURST MANAGED ASSETS


                                                       SHARES        VALUE
                                                      --------   ------------

OIL & GAS DRILLING--0.5%
Patterson-UTI Energy, Inc.(b) ......................   16,300    $    536,596
Transocean, Inc.(b) ................................    9,800         235,298
                                                                 ------------
                                                                      771,894
                                                                 ------------

OIL & GAS EQUIPMENT & SERVICES--1.0%
Baker Hughes, Inc. .................................   11,300         363,408
BJ Services Co.(b) .................................   13,100         470,290
Schlumberger Ltd. ..................................   15,200         831,744
                                                                 ------------
                                                                    1,665,442
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--1.0%
Anadarko Petroleum Corp. ...........................   30,100       1,535,401

OTHER DIVERSIFIED FINANCIAL SERVICES--2.0%
Citigroup, Inc. ....................................   67,600       3,281,304

PACKAGED FOODS & MEATS--1.1%
Dean Foods Co.(b) ..................................   25,200         828,324
Kellogg Co. ........................................   25,700         978,656
                                                                 ------------
                                                                    1,806,980
                                                                 ------------

PHARMACEUTICALS--3.9%
Bristol-Myers Squibb Co. ...........................   70,400       2,013,440
Johnson & Johnson ..................................   28,400       1,467,144
Pfizer, Inc. .......................................   77,300       2,731,009
                                                                 ------------
                                                                    6,211,593
                                                                 ------------

PUBLISHING & PRINTING--1.7%
Belo Corp. Class A .................................   26,700         756,678
Knight-Ridder, Inc. ................................   12,800         990,336
Tribune Co. ........................................   19,300         995,880
                                                                 ------------
                                                                    2,742,894
                                                                 ------------

SEMICONDUCTOR EQUIPMENT--1.0%
Applied Materials, Inc.(b) .........................   48,200       1,082,090
Teradyne, Inc.(b) ..................................   17,200         437,740
                                                                 ------------
                                                                    1,519,830
                                                                 ------------

SEMICONDUCTORS--0.9%
Intel Corp. ........................................   46,800       1,506,960

SOFT DRINKS--1.1%
PepsiCo, Inc. ......................................   39,300       1,832,166

Specialized Finance--0.9%
CIT Group, Inc. ....................................   40,100       1,441,595


                                                       SHARES        VALUE
                                                      --------   ------------

SYSTEMS SOFTWARE--3.0%
Microsoft Corp. ....................................  122,500    $  3,373,650
Oracle Corp.(b) ....................................  112,900       1,490,280
                                                                 ------------
                                                                    4,863,930
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.3%
Avnet, Inc.(b) .....................................   24,600         532,836

TRUCKING--0.3%
Swift Transportation Co., Inc.(b) ..................   24,100         506,582

-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $75,936,094)                                      91,926,642
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.5%

DIVERSIFIED COMMERCIAL SERVICES--0.0%
Alps Vermoegensverwaltung (Austria)(b)(e) ..........   10,288          12,977

PHARMACEUTICALS--0.8%
Teva Pharmaceutical Industries Ltd. ADR (Israel) ...   22,000       1,247,620

PROPERTY & CASUALTY INSURANCE--0.7%
ACE Ltd. (Bermuda) .................................   27,800       1,151,476
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,252,747)                                        2,412,073
-----------------------------------------------------------------------------

EXCHANGE TRADED FUNDS--1.0%
SPDR Trust Series I ................................   14,000       1,557,920
-----------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS
(IDENTIFIED COST $1,476,720)                                        1,557,920
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $143,152,519)                                    159,938,557
-----------------------------------------------------------------------------

22                     See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                      --------   ------------

SHORT-TERM OBLIGATIONS--1.0%

FEDERAL AGENCY SECURITIES--1.0%
FHLB Discount Note 0.75%, 1/7/04 ...................   $1,560    $  1,559,805
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,559,805)                                        1,559,805
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $144,712,324) .....................              161,498,362(a)

Other assets and liabilities, net--(0.3)% ..........                 (502,478)

NET ASSETS--100.0% .................................             $160,995,884



(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $17,890,755 and gross depreciation of $1,640,182 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $145,247,789.
(b) Non-income producing.
(c) As rated by Moody's or Fitch.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, these securities amounted to a value of $5,083,100 or 3.2% of net assets.
(e) Illiquid. Security valued at fair value as determined in good faith by or under the direction of the Trustees. At December 31, 2003, this security amounted to $12,977 or 0.0% of net assets.
(f) Par value represents Euro.
(g) Par value represents New Zealand Dollar.
(h) Par value represents Australian Dollar.
(i) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

                        See Notes to Financial Statements                     23

PHOENIX-OAKHURST MANAGED ASSETS

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $144,712,324)                                 $161,498,362
Foreign currency at value
   (Identified cost $567)                                                  643
Cash                                                                     3,202
Receivables
   Interest and dividends                                              803,805
   Tax reclaims                                                         21,154
   Fund shares sold                                                      4,521
   Receivable from adviser                                                 112
Prepaid expenses                                                         2,540
                                                                  ------------
     Total assets                                                  162,334,339
                                                                  ------------
LIABILITIES
Payables
   Fund shares repurchased                                             974,896
   Distribution and service fees                                       118,477
   Investment advisory fee                                              88,728
   Transfer agent fee                                                   43,440
   Financial agent fee                                                   8,615
   Trustees' fee                                                         3,024
Accrued expenses                                                       101,275
                                                                  ------------
     Total liabilities                                               1,338,455
                                                                  ------------
NET ASSETS                                                        $160,995,884
                                                                  ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $157,084,767
Undistributed net investment income                                     92,003
Accumulated net realized loss                                      (12,980,544)
Net unrealized appreciation                                         16,799,658
                                                                  ------------
NET ASSETS                                                        $160,995,884
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $30,387,128)                  2,708,458
Net asset value per share                                               $11.22
Offering price per share $11.22/(1-5.75%)                               $11.90

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $11,677,336)                  1,035,333
Net asset value and offering price per share                            $11.28

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $118,931,420)                10,763,252
Net asset value and offering price per share                            $11.05


                             STATEMENT OF OPERATIONS
                          YEAR ENDED DECEMBER 31, 2003

INVESTMENT INCOME
Interest                                                           $ 2,923,668
Dividends                                                            1,506,925
Foreign taxes withheld                                                    (729)
                                                                   -----------
     Total investment income                                         4,429,864
                                                                   -----------
EXPENSES
Investment advisory fee                                              1,642,739
Service fees, Class A                                                   95,447
Distribution and service fees, Class B                                 125,396
Distribution and service fees, Class C                               1,198,883
Financial agent fee                                                    103,564
Transfer agent                                                         244,760
Professional                                                           159,734
Printing                                                                45,657
Custodian                                                               42,642
Registration                                                            28,638
Trustees                                                                27,014
Miscellaneous                                                           27,143
                                                                   -----------
     Total expenses                                                  3,741,617
     Less expenses borne by investment adviser                        (574,959)
                                                                   -----------
     Net expenses                                                    3,166,658
                                                                   -----------
NET INVESTMENT INCOME                                                1,263,206
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                      4,981,475
Net realized loss on foreign currency transactions                     (15,084)
Net change in unrealized appreciation (depreciation) on
   investments                                                      20,040,910
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions                    5,406
                                                                   -----------
NET GAIN ON INVESTMENTS                                             25,012,707
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $26,275,913
                                                                   ===========

24                      See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended      Year Ended
                                                                                                  12/31/03        12/31/02
                                                                                                ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $  1,263,206    $  1,999,430
   Net realized gain (loss)                                                                        4,966,391     (15,006,710)
   Net change in unrealized appreciation (depreciation)                                           20,046,316      (2,796,630)
                                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    26,275,913     (15,803,910)
                                                                                                ------------    ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                                   (437,420)       (585,462)
   Net investment income, Class B                                                                    (80,963)       (124,687)
   Net investment income, Class C                                                                   (885,376)     (1,124,916)
   Net investment income, Class I                                                                       (493)        (11,273)
                                                                                                ------------    ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                      (1,404,252)     (1,846,338)
                                                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (319,297 and 374,034 shares, respectively)                        3,285,968       3,679,928
   Net asset value of shares issued from reinvestment of distributions
      (36,667 and 53,893 shares, respectively)                                                       399,294         534,697
   Cost of shares repurchased (1,236,359 and 1,440,929 shares, respectively)                     (12,654,900)    (14,272,745)
                                                                                                ------------    ------------
Total                                                                                             (8,969,638)    (10,058,120)
                                                                                                ------------    ------------
CLASS B
   Proceeds from sales of shares (28,359 and 23,966 shares, respectively)                            287,295         244,773
   Net asset value of shares issued from reinvestment of distributions
      (6,446 and 11,118 shares, respectively)                                                         71,665         111,167
   Cost of shares repurchased (431,458 and 515,875 shares, respectively)                          (4,419,804)     (5,110,471)
                                                                                                ------------    ------------
Total                                                                                             (4,060,844)     (4,754,531)
                                                                                                ------------    ------------
CLASS C
   Proceeds from sales of shares (379,479 and 578,441 shares, respectively)                        3,625,037       5,569,667
   Net asset value of shares issued from reinvestment of distributions
      (71,941 and 102,881 shares, respectively)                                                      781,104       1,008,168
   Cost of shares repurchased (2,733,057 and 5,099,786 shares, respectively)                     (27,377,209)    (50,260,561)
                                                                                                ------------    ------------
Total                                                                                            (22,971,068)    (43,682,726)
                                                                                                ------------    ------------
CLASS I
   Proceeds from sales of shares (723 and 830 shares, respectively)                                    7,448           8,461
   Net asset value of shares issued from reinvestment of distributions
      (45 and 1,105 shares, respectively)                                                                493          11,273
   Cost of shares repurchased (4,023 and 104,682 shares, respectively)                               (44,425)     (1,047,802)
                                                                                                ------------    ------------
Total                                                                                                (36,484)     (1,028,068)
                                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (36,038,034)    (59,523,445)
                                                                                                ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         (11,166,373)    (77,173,693)

NET ASSETS
   Beginning of period                                                                           172,162,257     249,335,950
                                                                                                ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $92,003 AND
      $197,040 RESPECTIVELY]                                                                    $160,995,884    $172,162,257
                                                                                                ============    ============

                        See Notes to Financial Statements                     25

PHOENIX-OAKHURST MANAGED ASSETS

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS A
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003          2002        2001(3)       2000        1999
Net asset value, beginning of period                                 $ 9.63        $10.46       $11.53       $14.04      $14.18
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                     0.14          0.15          0.17        0.34        0.31
   Net realized and unrealized gain (loss)                             1.60         (0.83)        (1.07)      (0.65)       0.91
                                                                     ------        ------        ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.74         (0.68)        (0.90)      (0.31)       1.22
                                                                     ------        ------        ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               (0.15)        (0.15)        (0.17)      (0.11)      (0.25)
   Distributions from net realized gains                                 --            --            --       (2.09)      (1.11)
                                                                     ------        ------        ------      ------      ------
     TOTAL DISTRIBUTIONS                                              (0.15)        (0.15)        (0.17)      (2.20)      (1.36)
                                                                     ------        ------        ------      ------      ------
Change in net asset value                                              1.59         (0.83)        (1.07)      (2.51)      (0.14)
                                                                     ------        ------        ------      ------      ------
NET ASSET VALUE, END OF PERIOD                                       $11.22        $ 9.63        $10.46      $11.53      $14.04
                                                                     ======        ======        ======      ======      ======

Total Return(1)                                                       18.16%        (6.53)%       (7.78)%     (2.22)%      8.81%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $30,387       $34,548       $48,136     $66,460    $103,267
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  1.36%(5)      1.61 %        1.60 %      1.51 %      1.51%
   Net investment income                                               1.34%         1.52 %        1.56 %      2.46 %      2.13%
Portfolio turnover                                                       85%          134 %          50 %       100 %        50%

                                                                                               CLASS B
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003          2002        2001(4)       2000        1999
Net asset value, beginning of period                                 $ 9.67        $10.51       $11.57       $14.15      $14.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                     0.07          0.08         0.09         0.24        0.21
   Net realized and unrealized gain (loss)                             1.62         (0.84)       (1.06)       (0.65)       0.91
                                                                     ------        ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.69         (0.76)       (0.97)       (0.41)       1.12
                                                                     ------        ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               (0.08)        (0.08)       (0.09)       (0.08)      (0.14)
   Distributions from net realized gains                                 --            --           --        (2.09)      (1.11)
                                                                     ------        ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                              (0.08)        (0.08)       (0.09)       (2.17)      (1.25)
                                                                     ------        ------       ------       ------      ------
Change in net asset value                                              1.61         (0.84)       (1.06)       (2.58)      (0.13)
                                                                     ------        ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                       $11.28        $ 9.67       $10.51       $11.57      $14.15
                                                                     ======        ======       ======       ======      ======
Total return(1)                                                       17.45%        (7.29)%      (8.36)%      (2.97)%      8.03%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $11,677       $13,854      $20,098      $28,441     $39,910
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  2.06%(5)      2.31 %       2.30 %       2.21 %      2.21%
   Net investment income                                               0.64%         0.82 %       0.86 %       1.75 %      1.44%
Portfolio turnover                                                       85%          134 %         50 %        100 %        50%


(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001, was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01 and decrease the ratio of net investment income to average net assets from 1.71% to 1.56%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) As required, effective January 1, 2001, the Fund has adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.86%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(5) If the investment adviser had not waived fees, the ratio of operating expense to average net assets would have been 1.71% for Class A and 2.41% for Class B.

26                      See Notes to Financial Statements

PHOENIX-OAKHURST MANAGED ASSETS


                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS C
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003          2002        2001(3)       2000        1999
Net asset value, beginning of period                                 $ 9.48        $10.31       $11.36       $13.92      $14.07
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                     0.06          0.08         0.09         0.24        0.21
   Net realized and unrealized gain (loss)                             1.59         (0.83)       (1.04)       (0.63)       0.89
                                                                     ------        ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.65         (0.75)       (0.95)       (0.39)       1.10
                                                                     ------        ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                               (0.08)        (0.08)       (0.10)       (0.08)      (0.14)
   Distributions from net realized gains                                 --            --           --        (2.09)      (1.11)
                                                                     ------        ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                              (0.08)        (0.08)       (0.10)       (2.17)      (1.25)
                                                                     ------        ------       ------       ------      ------
Change in net asset value                                              1.57         (0.83)       (1.05)       (2.56)      (0.15)
                                                                     ------        ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                       $11.05        $ 9.48       $10.31       $11.36      $13.92
                                                                     ======        ======       ======       ======      ======
Total return(1)                                                       17.43%        (7.32)%      (8.41)%      (2.86)%      8.01%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                           $118,931      $123,729     $179,977     $264,509    $379,445
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  2.06%(4)      2.31 %       2.30 %       2.21 %      2.21%
   Net investment income                                               0.63%         0.82 %       0.88 %       1.74 %      1.43%
Portfolio turnover                                                       85%          134 %         50 %        100 %        50%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) As required, effective January 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of the change for the year ended December 31, 2001, was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02 and decrease the ratio of net investment income to average net assets from 1.02% to 0.88%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) If the investment adviser had not waived fees, the ratio of operating expense to average net assets would have been 2.41% for Class C.

                        See Notes to Financial Statements                     27

PHOENIX-OAKHURST STRATEGY FUND

A DISCUSSION WITH THE FUND'S PORTFOLIO MANAGEMENT TEAM

Q: WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

A: The Fund's investment objective is to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk.

Q: HOW DID THE FUND PERFORM DURING THE PAST 12 MONTHS ENDED DECEMBER 31, 2003?

A: Over the fiscal year ended December 31, 2003, the Fund's Class A shares returned 26.48%, Class B shares returned 25.60%, and Class C shares returned 25.48%. For the same period, the S&P 500(R) Index 1 returned 28.71%. All performance figures assume reinvestment of distributions and exclude the effect of sales charges. Past performance is not indicative of future results and current performance may be higher or lower than the performance shown above.

Q: HOW WOULD YOU CHARACTERIZE THE MARKET DURING THE FUND'S RECENT FISCAL YEAR?

A: 2003 was a real roller coaster. Worries surrounding a war with Iraq, and pessimism and uncertainty regarding the economy and earnings sent the S&P 500(R) Index down almost 9% by mid-March. Then, it was "off to the races," as economic data surpassed even the most optimistic expectations and corporate earnings estimates for 2003 were revised higher throughout the year. With this, investors once again gained confidence with the stock market and returned to mutual funds, variable annuities and other equity investment vehicles. From the March 11th low, the S&P 500(R) Index rose a dramatic 40.86%. For the full year, the Dow Jones Industrial Average (SM) 2 had a total return of 28.04% and the NASDAQ-100 Index 3 was up a shocking 49.12% due to its heavy exposure to red-hot technology issues.

      There was an abundance of issues and events throughout the year. There was the war with Iraq, followed by victory and subsequent capture of Saddam Hussein. The Federal Reserve Board held its target short-term interest rate at a 45-year low because of tame inflation and excess capacity in domestic factories. Gold prices rose to 14-year highs and the dollar fell to record lows against the Euro as investors' concerns about the large U.S. budget and trade deficits heightened. Health care officials in Asia and other countries had to battle Sudden Acute Respiratory Syndrome (SARS). Stock market scandals continued to unfold including Imclone, Freddie Mac, Tyco, HealthSouth and Parmalat. Richard Grasso, chairman and CEO of the New York Stock exchange, resigned over controversy regarding his huge pay package. And finally, New York Attorney General Eliot Spitzer began an investigation into the $7 trillion mutual-fund industry. Fraud was revealed at some of the nation's top mutual fund companies regarding illegal after-hours trading and market-timing arrangements that hurt long-term investors.

      Characteristics of the best performing stocks this year seemed to defy logic. The rubble from the late-90s investment bubble came back from the dead and produced eye-popping returns. Stocks investors typically avoid had the best returns. These companies had the following characteristics: low price, high risk, no dividend, junk credit ratings and unattractive valuations. High quality, dividend-paying stocks performed poorly relative to broad stock market indices. This was a surprise given that passage of the President's Tax Bill lowered the tax rate on corporate dividends to 15% from as high as 38.6% for the highest income individuals.

Q: WHAT FACTORS HELPED AND WHAT FACTORS HURT THE FUND'S PERFORMANCE?

A: Although we are very pleased with the Fund's high total return for the year, it did lag the benchmark S&P 500(R) Index. Most of the under-performance was related to the quality issue discussed above. The portfolio's exposures to lower volatility, higher quality, dividend-paying stocks were not beneficial in 2003. Also, an overweighting in Telephone stocks had an adverse impact on the series' performance. The Telephone industry was the only broad group in the stock market with a negative return last year. The companies continue to be plagued by excess capacity, price competition and declining phone lines in service. As an example, our position in Verizon Communications had a total return of minus 5.6% for the year.

      The Fund did have several noteworthy success stories. The smaller capitalization stocks in the portfolio performed well. Small cap stocks have high leverage to a rebounding economy and usually generate outsized earnings gains. The Russell 2000(R) Index 4 had a total return of 47.29% last year. The Fund's large weighting in bank stocks and medical services companies had a positive impact on performance. Bank stocks benefited from low interest rates and improvement in their capital markets divisions. Medical service stocks had strong returns as their earnings beat expectations on rising premiums and positive enrollment trends.

      Individual stocks in the Fund that performed well included Intel, Ingersoll-Rand, PMC-Sierra, Occidental Petroleum and Mylan Labs. Intel rose 106.62% for the year as computer manufacturers bought more chips on strong sales of personal computers. Ingersoll-Rand, a diversified equipment manufacturer, had a total return of 60.03% as strong economic growth propelled sales of refrigeration and construction equipment. PMC-Sierra shares rose 261.51% in 2003 on strong sales of communications chips. Occidental Petroleum stock had a total return of 53.05% last year as crude oil prices remained high due to Mid-East tensions and production discipline by OPEC members. Mylan Labs shares produced a total return of 63.53% on approvals of several generic drugs, including products for treating hypertension, pain and depression.

Q: WHAT IS YOUR CURRENT OUTLOOK?

A: The S&P 500(R) Index finished the year with a price-to-earnings multiple of
20.4. Valuation is expensive by historical standards. The long-term, average p/e multiple of the index is about 16 times earnings. We believe earnings growth is looking attractive. According to Bloomberg, S&P 500(R) Index earnings are expected to grow 11% in 2004. Another positive factor for stocks is the low rate of return on money market and fixed income investments. According to the Wall Street Journal, the average yield on taxable money market funds is only 0.52%. The 10-year Treasury Note yield is 4.25%. So, we believe investors seeking better opportunities will look to the stock market. Morgan Stanley has a 4.7% forecast for U.S. economic growth in 2004. Also, economic growth projections have been trending upward and we are seeing signs of increasing job growth, manufacturing activity and business capital spending. All signs point to a healthy and growing economy, which in turn we think should help stock prices to continue on their upward path.

      Our only warning at this time is if a sudden rise in interest rates causes earnings momentum to stall, the probability of a stock market correction could increase.

                                                                 JANUARY 1, 2004






THE PRECEDING INFORMATION IS THE OPINION OF PORTFOLIO MANAGEMENT. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THERE IS NO GUARANTEE THAT MARKET FORECASTS DISCUSSED WILL BE REALIZED.

1 THE S&P 500(R) INDEX IS AN UNMANAGED, COMMONLY USED MEASURE OF STOCK MARKET
  TOTAL RETURN PERFORMANCE.

2 THE DOW JONES INDUSTRIAL AVERAGE IS A COMMONLY USED MEASURE OF LARGE-CAP STOCK
  PERFORMANCE.

3 THE NASDAQ-100 INDEX MEASURES TECHNOLOGY-ORIENTED STOCK TOTAL RETURN
  PERFORMANCE.

4 THE RUSSELL 2000(R) INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX OF THE
  2,000 SMALLEST COMPANIES IN THE RUSSELL UNIVERSE, WHICH COMPRISES THE 3,000 LARGEST U.S. COMPANIES. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH DIVIDENDS REINVESTED.

THE INDEXES ARE NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX-OAKHURST STRATEGY FUND


--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS 1                       PERIODS ENDING 12/31/03
--------------------------------------------------------------------------------

                                                                                                      INCEPTION         INCEPTION
                                                         1 YEAR        5 YEARS        10 YEARS       TO 12/31/03           DATE
                                                        --------       --------       --------       -----------       ------------
        Class A Shares at NAV 2                          26.48%          (3.58)%         3.28%             --                 --
        Class A Shares at POP 3                          19.21           (4.72)          2.67              --                 --

        Class B Shares at NAV 2                          25.60           (4.27)            --            0.11%            4/8/96
        Class B Shares with CDSC 4                       21.60           (4.40)            --            0.11             4/8/96

        Class C Shares at NAV 2                          25.48           (4.26)          2.55              --                 --
        Class C Shares with CDSC 4                       25.48           (4.26)          2.55              --                 --

        S&P 500(R) Index 5                               28.71           (0.57)         11.10            9.04             4/8/96

--------------------------------------------------------------------------------
  GROWTH OF $10,000                                       PERIODS ENDING 12/31
--------------------------------------------------------------------------------

6 This Growth of $10,000 chart assumes an initial investment of $10,000 made on 12/31/93 in Class A shares and reflects the maximum sales charge of 5.75% on the initial investment. Performance assumes dividends and capital gains are reinvested. The performance of other share classes will be greater or less than that shown based on differences in inception dates, fees and sales charges.

               PHOENIX-OAKHURST
                 STRATEGY FUND            S&P 500(R)
                   Class A 6               Index 5
----------------------------------------------------
12/31/93           $ 9,425.00              $10,000.00
12/30/94             9,532.34               10,132.30
12/29/95            11,926.40               13,932.65
12/31/96            13,476.95               17,171.67
12/31/97            15,911.80               22,902.82
12/31/98            15,613.17               29,488.86
12/31/99            16,023.52               35,721.37
12/29/00            15,398.36               32,439.60
12/31/01            13,131.21               28,587.45
12/31/02            10,285.86               22,269.51
12/31/03            13,009.49               28,663.62

--------------------------------------------------------------------------------
  SECTOR WEIGHTINGS                                                   12/31/03
--------------------------------------------------------------------------------

AS A PERCENTAGE OF EQUITY HOLDINGS

[PIE CHART]
[GRAPHIC OMITTED]

o  FINANCIALS                    24%
o  INFORMATION TECHNOLOGY        20
o  HEALTH-CARE                   14
o  CONSUMER DISCRETIONARY        12
o  ENERGY                         8
o  INDUSTRIALS                    8
o  CONSUMER STRATEGY              6
o  OTHER                          8


1 Total returns are historical and include changes in share price and the reinvestment of both dividends and capital gains distributions.

2 "NAV" (Net Asset Value) total returns do not include the effect of any sales charge.

3 "POP" (Public Offering Price) total returns include the effect of the maximum front-end 5.75% sales charge.

4 CDSC (Contingent Deferred Sales Charge) is applied to redemptions of certain classes of shares that do not have a sales charge applied at the time of purchase. CDSC charges for B shares decline from 5% to 0% over a six year period. CDSC charges for C shares are 1.25% in the first year and 0% thereafter.

5 The S&P 500(R) Index is an unmanaged, commonly used measure of stock market total return performance. The Index's performance does not reflect sales charges.

  All returns represent past performance which is not indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PHOENIX-OAKHURST STRATEGY FUND


----------------------------------------------------------------------------------------------
       TEN LARGEST HOLDINGS AT DECEMBER 31, 2003 (AS A PERCENTAGE OF TOTAL NET ASSETS)
----------------------------------------------------------------------------------------------
 1. Exxon Mobil Corp.                    3.5%     6. Bank of America Corp.               2.4%
 2. Microsoft Corp.                      3.4%     7. Bristol-Myers Squibb Co.            2.1%
 3. Intel Corp.                          3.2%     8. Pfizer, Inc.                        2.1%
 4. Citigroup, Inc.                      2.9%     9. J.P. Morgan Chase & Co.             2.0%
 5. Cisco Systems, Inc.                  2.4%    10. ChevronTexaco Corp.                 2.0%


                        INVESTMENTS AT DECEMBER 31, 2003


                                                       SHARES        VALUE
                                                      --------   ------------

COMMON STOCKS--97.7%

AEROSPACE & DEFENSE--1.7%
Lockheed Martin Corp. ..............................   13,400    $    688,760
United Technologies Corp. ..........................   10,700       1,014,039
                                                                 ------------
                                                                    1,702,799
                                                                 ------------

AGRICULTURAL PRODUCTS--0.2%
Corn Products International, Inc. ..................    2,800          96,460
Fresh Del Monte Produce, Inc. ......................    5,100         121,533
                                                                 ------------
                                                                      217,993
                                                                 ------------

AIRLINES--0.3%
ExpressJet Holdings, Inc.(b) .......................   18,500         277,500

APPAREL RETAIL--0.6%
Gap, Inc. (The) ....................................   28,100         652,201

APPAREL, ACCESSORIES & LUXURY GOODS--0.7%
Liz Claiborne, Inc. ................................    9,300         329,778
V. F. Corp. ........................................    8,900         384,836
                                                                 ------------
                                                                      714,614
                                                                 ------------

APPLICATION SOFTWARE--0.1%
Citrix Systems, Inc.(b) ............................    3,700          78,477
Intuit, Inc.(b) ....................................    1,400          74,074
                                                                 ------------
                                                                      152,551
                                                                 ------------

AUTO PARTS & EQUIPMENT--0.3%
Lear Corp. .........................................    4,500         275,985

AUTOMOBILE MANUFACTURERS--0.7%
Ford Motor Co. .....................................   36,100         577,600
General Motors Corp. ...............................    2,600         138,840
                                                                 ------------
                                                                      716,440
                                                                 ------------


                                                       SHARES        VALUE
                                                      --------   ------------

BIOTECHNOLOGY--0.4%
Amgen, Inc.(b) .....................................    5,200    $    321,360
Invitrogen Corp.(b) ................................      800          56,000
                                                                 ------------
                                                                      377,360
                                                                 ------------

BROADCASTING & CABLE TV--0.1%
PanAmSat Corp.(b) ..................................    6,600         142,296

BUILDING PRODUCTS--0.1%
Lennox International, Inc. .........................    4,100          68,470

CASINOS & GAMING--0.2%
GTECH Holdings Corp. ...............................    4,800         237,552

COMMUNICATIONS EQUIPMENT--3.6%
Cisco Systems, Inc.(b) .............................  101,400       2,463,006
Harris Corp. .......................................    1,700          64,515
Motorola, Inc. .....................................   26,300         370,041
QUALCOMM, Inc. .....................................   11,100         598,623
Scientific-Atlanta, Inc. ...........................    2,900          79,170
Tekelec(b) .........................................    4,400          68,420
                                                                 ------------
                                                                    3,643,775
                                                                 ------------

COMPUTER & ELECTRONICS RETAIL--0.3%
RadioShack Corp. ...................................   10,600         325,208

COMPUTER HARDWARE--3.8%
Dell, Inc.(b) ......................................   29,600       1,005,216
Hewlett-Packard Co. ................................   51,300       1,178,361
International Business Machines Corp. ..............   18,500       1,714,580
                                                                 ------------
                                                                    3,898,157
                                                                 ------------


32                      See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                       SHARES        VALUE
                                                      --------   ------------

COMPUTER STORAGE & PERIPHERALS--0.7%
EMC Corp.(b) .......................................   27,900    $    360,468
Lexmark International, Inc.(b) .....................    2,300         180,872
Storage Technology Corp.(b) ........................    6,200         159,650
                                                                 ------------
                                                                      700,990
                                                                 ------------

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.8%
Caterpillar, Inc. ..................................    2,800         232,456
Deere & Co. ........................................    5,000         325,250
PACCAR, Inc. .......................................    2,700         229,824
                                                                 ------------
                                                                      787,530
                                                                 ------------

CONSUMER FINANCE--1.9%
American Express Co. ...............................   21,500       1,036,945
Capital One Financial Corp. ........................      800          49,032
MBNA Corp. .........................................   36,300         902,055
                                                                 ------------
                                                                    1,988,032
                                                                 ------------

DATA PROCESSING & OUTSOURCED SERVICES--0.4%
Alliance Data Systems Corp.(b) .....................    3,500          96,880
Computer Sciences Corp.(b) .........................    2,600         114,998
First Data Corp. ...................................    5,100         209,559
                                                                 ------------
                                                                      421,437
                                                                 ------------

DEPARTMENT STORES--1.6%
Federated Department Stores, Inc. ..................   13,500         636,255
May Department Stores Co. (The) ....................   23,400         680,238
Nordstrom, Inc. ....................................    8,700         298,410
                                                                 ------------
                                                                    1,614,903
                                                                 ------------

DIVERSIFIED BANKS--7.6%
Bank of America Corp. ..............................   30,400       2,445,072
Bank One Corp. .....................................   14,700         670,173
FleetBoston Financial Corp. ........................   22,200         969,030
U.S. Bancorp .......................................   64,100       1,908,898
Wachovia Corp. .....................................   36,900       1,719,171
                                                                 ------------
                                                                    7,712,344
                                                                 ------------

DIVERSIFIED CAPITAL MARKETS--2.0%
J.P. Morgan Chase & Co. ............................   55,200       2,027,496

DIVERSIFIED CHEMICALS--0.1%
Dow Chemical Co. (The) .............................    2,900         120,553

DIVERSIFIED COMMERCIAL SERVICES--0.6%
Block (H&R), Inc. ..................................    2,300         127,351
Cendant Corp.(b) ...................................   10,500         233,835
Viad Corp. .........................................    8,800         220,000
                                                                 ------------
                                                                      581,186
                                                                 ------------


                                                       SHARES        VALUE
                                                      --------   ------------

ELECTRIC UTILITIES--2.2%
American Electric Power Co., Inc. ..................    3,700    $    112,887
Entergy Corp. ......................................    7,800         445,614
Exelon Corp. .......................................   16,200       1,075,032
Great Plains Energy, Inc. ..........................   19,500         620,490
PPL Corp. ..........................................      100           4,375
                                                                 ------------
                                                                    2,258,398
                                                                 ------------

ELECTRICAL COMPONENTS & EQUIPMENT--0.2%
Hubbell, Inc. Class B ..............................    2,500         110,250
Rockwell Automation, Inc. ..........................    4,000         142,400
                                                                 ------------
                                                                      252,650
                                                                 ------------

ELECTRONIC EQUIPMENT MANUFACTURERS--0.8%
Agilent Technologies, Inc.(b) ......................    8,600         251,464
PerkinElmer, Inc. ..................................   11,400         194,598
Thermo Electron Corp.(b) ...........................   11,700         294,840
Waters Corp.(b) ....................................    3,000          99,480
                                                                 ------------
                                                                      840,382
                                                                 ------------

FERTILIZERS & AGRICULTURAL CHEMICALS--0.3%
Monsanto Co. .......................................   11,900         342,482

FOOTWEAR--0.3%
Reebok International Ltd. ..........................    2,900         114,028
Wolverine World Wide, Inc. .........................    7,700         156,926
                                                                 ------------
                                                                      270,954
                                                                 ------------

FOREST PRODUCTS--0.3%
Weyerhaeuser Co. ...................................    4,200         268,800

GAS UTILITIES--0.7%
AGL Resources, Inc. ................................    4,300         125,130
NiSource, Inc. .....................................   28,800         631,872
                                                                 ------------
                                                                      757,002
                                                                 ------------

GOLD--0.1%
Newmont Mining Corp. ...............................    2,400         116,664

HEALTH CARE DISTRIBUTORS--0.4%
McKesson Corp. .....................................   12,200         392,352

HEALTH CARE EQUIPMENT--1.1%
Bard (C.R.), Inc. ..................................    3,800         308,750
Beckman Coulter, Inc. ..............................      800          40,664
Becton, Dickinson & Co. ............................    7,600         312,664
Guidant Corp. ......................................    7,100         427,420
Varian Medical Systems, Inc.(b) ....................      500          34,550
                                                                 ------------
                                                                    1,124,048
                                                                 ------------


                        See Notes to Financial Statements                  33

PHOENIX-OAKHURST STRATEGY FUND

                                                       SHARES        VALUE
                                                      --------   ------------

HEALTH CARE SERVICES--0.1%
IMS Health, Inc. ...................................    2,400    $     59,664

HEALTH CARE SUPPLIES--0.3%
Bausch & Lomb, Inc. ................................    6,300         326,970

HOME IMPROVEMENT RETAIL--1.1%
Home Depot, Inc. (The) .............................   18,600         660,114
Sherwin-Williams Co. (The) .........................   13,800         479,412
                                                                 ------------
                                                                    1,139,526
                                                                 ------------

HOUSEHOLD APPLIANCES--0.4%
Black & Decker Corp. (The) .........................    7,800         384,696

HOUSEHOLD PRODUCTS--1.4%
Clorox Co. (The) ...................................    8,900         432,184
Procter & Gamble Co. (The) .........................    9,500         948,860
                                                                 ------------
                                                                    1,381,044
                                                                 ------------

HOUSEWARES & SPECIALTIES--0.6%
Fortune Brands, Inc. ...............................    7,900         564,771

HYPERMARKETS & SUPER CENTERS--0.4%
Wal-Mart Stores, Inc. ..............................    7,900         419,095

INDUSTRIAL CONGLOMERATES--1.1%
3M Co. .............................................    8,000         680,240
Textron, Inc. ......................................    3,200         182,592
Tyco International Ltd. ............................   11,000         291,500
                                                                 ------------
                                                                    1,154,332
                                                                 ------------

INDUSTRIAL MACHINERY--2.5%
Briggs & Stratton Corp. ............................   11,200         754,880
Eaton Corp. ........................................    5,500         593,890
Illinois Tool Works, Inc. ..........................    1,000          83,910
Ingersoll-Rand Co. Class A .........................   16,700       1,133,596
                                                                 ------------
                                                                    2,566,276
                                                                 ------------

INTEGRATED Oil & GAS--7.4%
Amerada Hess Corp. .................................      900          47,853
ChevronTexaco Corp. ................................   23,400       2,021,526
ConocoPhillips .....................................    4,800         314,736
Exxon Mobil Corp. ..................................   86,800       3,558,800
Occidental Petroleum Corp. .........................   38,700       1,634,688
                                                                 ------------
                                                                    7,577,603
                                                                 ------------

INTEGRATED TELECOMMUNICATION SERVICES--5.0%
ALLTEL Corp. .......................................    6,300         293,454
AT&T Corp. .........................................    8,500         172,550
AT&T Wireless Services, Inc.(b) ....................   20,100         160,599
BellSouth Corp. ....................................   41,100       1,163,130


                                                       SHARES        VALUE
                                                      --------   ------------

INTEGRATED TELECOMMUNICATION SERVICES--CONTINUED
CenturyTel, Inc. ...................................    6,000    $    195,720
SBC Communications, Inc. ...........................   31,800         829,026
Sprint Corp. (FON Group) ...........................   50,100         822,642
Verizon Communications, Inc. .......................   42,400       1,487,392
                                                                 ------------
                                                                    5,124,513
                                                                 ------------

INTERNET SOFTWARE & SERVICES--0.4%
United Online, Inc.(b) .............................    5,800          97,382
VeriSign, Inc.(b) ..................................   17,100         278,730
                                                                 ------------
                                                                      376,112
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--3.1%
Bear Stearns Cos., Inc. (The) ......................    2,600         207,870
Goldman Sachs Group, Inc. (The) ....................    1,400         138,222
Lehman Brothers Holdings, Inc. .....................    6,000         463,320
Merrill Lynch & Co., Inc. ..........................   20,800       1,219,920
Morgan Stanley .....................................   19,000       1,099,530
                                                                 ------------
                                                                    3,128,862
                                                                 ------------

LEISURE PRODUCTS--0.5%
Brunswick Corp. ....................................    1,300          41,379
Hasbro, Inc. .......................................    5,800         123,424
Mattel, Inc. .......................................   19,800         381,546
                                                                 ------------
                                                                      546,349
                                                                 ------------

LIFE & HEALTH INSURANCE--1.7%
AFLAC, Inc. ........................................    3,800         137,484
Lincoln National Corp. .............................   11,100         448,107
MetLife, Inc. ......................................   33,000       1,111,110
Prudential Financial, Inc. .........................    1,700          71,009
                                                                 ------------
                                                                    1,767,710
                                                                 ------------

MANAGED HEALTH CARE--2.4%
Aetna, Inc. ........................................    5,900         398,722
Anthem, Inc.(b) ....................................      700          52,500
CIGNA Corp. ........................................    1,800         103,500
UnitedHealth Group, Inc. ...........................   20,400       1,186,872
WellPoint Health Networks, Inc.(b) .................    6,800         659,532
                                                                 ------------
                                                                    2,401,126
                                                                 ------------

MARINE--0.1%
Alexander & Baldwin, Inc. ..........................    4,200         141,498

MOVIES & ENTERTAINMENT--1.7%
Fox Entertainment Group, Inc. Class A(b) ...........    3,900         113,685
Time Warner, Inc.(b) ...............................   61,000       1,097,390
Walt Disney Co. (The) ..............................   20,300         473,599
                                                                 ------------
                                                                    1,684,674
                                                                 ------------

34                      See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                                                       SHARES        VALUE
                                                      --------   ------------

OFFICE SERVICES & SUPPLIES--0.3%
HON Industries, Inc. ...............................    6,400    $    277,248

OTHER DIVERSIFIED FINANCIAL SERVICES--3.2%
Citigroup, Inc. ....................................   61,300       2,975,502
Principal Financial Group, Inc. ....................    8,600         284,402
                                                                 ------------
                                                                    3,259,904
                                                                 ------------

PACKAGED FOODS & MEATS--1.5%
ConAgra Foods, Inc. ................................   14,100         372,099
Flowers Foods, Inc. ................................    3,800          98,040
Kellogg Co. ........................................   24,100         917,728
Smucker (J.M.) Co. (The) ...........................    3,500         158,515
                                                                 ------------
                                                                    1,546,382
                                                                 ------------

PERSONAL PRODUCTS--1.2%
Gillette Co. (The) .................................   34,400       1,263,512

PHARMACEUTICALS--9.2%
Abbott Laboratories ................................   15,700         731,620
Bristol-Myers Squibb Co. ...........................   76,400       2,185,040
Endo Pharmaceuticals Holdings, Inc.(b) .............    2,900          55,854
Johnson & Johnson ..................................   28,700       1,482,642
Merck & Co., Inc. ..................................   26,300       1,215,060
Mylan Laboratories, Inc. ...........................   19,100         482,466
Pfizer, Inc. .......................................   61,600       2,176,328
Wyeth ..............................................   24,800       1,052,760
                                                                 ------------
                                                                    9,381,770
                                                                 ------------

PHOTOGRAPHIC PRODUCTS--0.7%
Eastman Kodak Co. ..................................   26,000         667,420

PROPERTY & CASUALTY INSURANCE--2.4%
Allstate Corp. (The) ...............................   35,900       1,544,418
Ambac Financial Group, Inc. ........................    7,300         506,547
Old Republic International Corp. ...................   15,750         399,420
                                                                 ------------
                                                                    2,450,385
                                                                 ------------

PUBLISHING & PRINTING--0.4%
McGraw-Hill Cos., Inc. (The) .......................    5,800         405,536

REGIONAL BANKS--0.9%
Hibernia Corp. Class A .............................   12,000         282,120
PNC Financial Services Group, Inc. (The) ...........    1,700          93,041
UnionBanCal Corp. ..................................    9,500         546,630
                                                                 ------------
                                                                      921,791
                                                                 ------------


                                                       SHARES        VALUE
                                                      --------   ------------

REITS--0.3%
Capital Automotive REIT ............................    1,600    $     51,200
iStar Financial, Inc. ..............................    6,900         268,410
                                                                 ------------
                                                                      319,610
                                                                 ------------

RESTAURANTS--0.6%
McDonald's Corp. ...................................   24,300         603,369

SEMICONDUCTOR EQUIPMENT--0.3%
Applied Materials, Inc.(b) .........................   12,900         289,605

SEMICONDUCTORS--4.6%
Altera Corp.(b) ....................................    5,100         115,770
Conexant Systems, Inc.(b) ..........................    5,700          28,329
GlobespanVirata, Inc.(b) ...........................   23,000         135,240
Intel Corp. ........................................  100,800       3,245,760
Linear Technology Corp. ............................    7,100         298,697
LSI Logic Corp.(b) .................................   10,300          91,361
Texas Instruments, Inc. ............................   25,600         752,128
                                                                 ------------
                                                                    4,667,285
                                                                 ------------

SOFT DRINKS--0.4%
PepsiCo, Inc. ......................................    8,200         382,284

SPECIALTY CHEMICALS--0.1%
Lubrizol Corp. (The) ...............................    2,600          84,552

SPECIALTY STORES--0.6%
Barnes & Noble, Inc.(b) ............................    1,700          55,845
Blockbuster, Inc. Class A ..........................   16,800         301,560
Claire's Stores, Inc. ..............................   11,800         222,312
                                                                 ------------
                                                                      579,717
                                                                 ------------

SYSTEMS SOFTWARE--4.8%
Adobe Systems, Inc. ................................    3,500         137,550
BMC Software, Inc.(b) ..............................    6,300         117,495
Microsoft Corp. ....................................  127,600       3,514,104
Oracle Corp.(b) ....................................   53,200         702,240
VERITAS Software Corp.(b) ..........................   11,500         427,340
                                                                 ------------
                                                                    4,898,729
                                                                 ------------

TECHNOLOGY DISTRIBUTORS--0.0%
Avnet, Inc.(b) .....................................      800          17,328

THRIFTS & MORTGAGE FINANCE--0.4%
Fannie Mae .........................................    2,900         217,674
Freddie Mac ........................................    2,700         157,464
                                                                 ------------
                                                                      375,138
                                                                 ------------


                        See Notes to Financial Statements                  35

PHOENIX-OAKHURST STRATEGY FUND


                                                       SHARES        VALUE
                                                      --------   ------------

TOBACCO--0.3%
Altria Group, Inc. .................................    2,400    $    130,608
R.J. Reynolds Tobacco Holdings, Inc. ...............    2,600         151,190
                                                                 ------------
                                                                      281,798
                                                                 ------------

WIRELESS TELECOMMUNICATION SERVICES--0.1%
Nextel Communications, Inc. Class A(b) .............    5,400         151,524
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $84,067,486)                                      99,550,812
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.6%

AUTO PARTS & EQUIPMENT--0.2%
Autoliv, Inc. (Sweden) .............................    6,200         233,430

INTEGRATED OIL & GAS--0.6%
Royal Dutch Petroleum Co. NY Registered Shares
(Netherlands) ......................................   11,900         623,441

IT CONSULTING & OTHER SERVICES--0.4%
Accenture Ltd. Class A (Bermuda)(b) ................   14,500         381,640

PACKAGED FOODS & MEATS--0.3%
Unilever NV NY Registered Shares (Netherlands) .....    4,200         272,580

REINSURANCE--0.1%
RenaissanceRe Holdings Ltd. (Bermuda) ..............    3,400         166,770
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $1,457,712)                                        1,677,861
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.3%
(IDENTIFIED COST $85,525,198)                                     101,228,673
-----------------------------------------------------------------------------


                                                        PAR
                                                       VALUE
                                                       (000)        VALUE
                                                      --------   ------------

SHORT-TERM OBLIGATIONS--1.2%

FEDERAL AGENCY SECURITIES--1.2%
Federal Home Loan Discount Note
0.75%, 1/7/04 ......................................    $1,170   $  1,169,852
-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,169,852)                                        1,169,852
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.5%
(IDENTIFIED COST $86,695,050)                                     102,398,525(a)

Other assets and liabilities, net--(0.5)%                            (523,073)
                                                                 ------------
NET ASSETS--100.0%                                               $101,875,452
                                                                 ============




(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $18,339,614 and gross depreciation of $3,513,423 for federal income tax purposes. At December 31, 2003, the aggregate cost of securities for federal income tax purposes was $87,572,334.
(b) Non-income producing.


36                      See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND


                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

ASSETS
Investment securities at value
   (Identified cost $86,695,050)                                  $102,398,525
Receivables
   Dividends and interest                                              126,095
   Fund shares sold                                                        100
Prepaid expenses                                                         1,483
                                                                  ------------
     Total assets                                                  102,526,203
                                                                  ------------
LIABILITIES
Cash overdraft                                                          25,317
Payables
   Fund shares repurchased                                             371,681
   Investment advisory fee                                              63,699
   Distribution and service fees                                        48,341
   Transfer agent fee                                                   45,486
   Financial agent fee                                                   5,520
   Trustees' fee                                                         3,023
   Payable to adviser                                                    1,345
Accrued expenses                                                        86,339
                                                                  ------------
     Total liabilities                                                 650,751
                                                                  ------------
NET ASSETS                                                        $101,875,452
                                                                  ============

NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $128,917,434
Undistributed net investment income                                    164,159
Accumulated net realized loss                                      (42,909,616)
Net unrealized appreciation                                         15,703,475
                                                                  ------------
NET ASSETS                                                        $101,875,452
                                                                  ============

CLASS A
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $62,687,707)                  7,332,498
Net asset value per share                                                $8.55
Offering price per share $8.55/(1-5.75%)                                 $9.07

CLASS B
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $5,866,224)                     694,864
Net asset value and offering price per share                             $8.44

CLASS C
Shares of beneficial interest outstanding, $0.10 par value,
   unlimited authorization (Net Assets $33,321,521)                  3,957,212
Net asset value and offering price per share                             $8.42


                             STATEMENT OF OPERATIONS
                           YEAR ENDED DECEMBER31, 2003

INVESTMENT INCOME
Dividends                                                          $ 2,054,185
Interest                                                                10,424
Foreign taxes withheld                                                  (6,221)
                                                                   -----------
     Total investment income                                         2,058,388
                                                                   -----------
EXPENSES
Investment advisory fee                                                723,346
Service fees, Class A                                                  172,442
Distribution and service fees, Class B                                  70,599
Distribution and service fees, Class C                                 319,057
Financial agent fee                                                     62,868
Transfer agent                                                         268,291
Professional                                                           136,124
Printing                                                                53,611
Custodian                                                               43,161
Registration                                                            34,513
Trustees                                                                27,014
Miscellaneous                                                           18,295
                                                                   -----------
     Total expenses                                                  1,929,321
                                                                   -----------
NET INVESTMENT INCOME                                                  129,067
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (3,177,278)
Net change in unrealized appreciation (depreciation) on
   investments                                                      25,519,805
                                                                   -----------
NET GAIN ON INVESTMENTS                                             22,342,527
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $22,471,594
                                                                   ===========


                        See Notes to Financial Statements                   37

PHOENIX-OAKHURST STRATEGY FUND


                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                                 Year Ended      Year Ended
                                                                                                  12/31/03        12/31/02
                                                                                                ------------    ------------
FROM OPERATIONS
   Net investment income (loss)                                                                 $    129,067    $   (309,921)
   Net realized gain (loss)                                                                       (3,177,278)    (30,179,965)
   Net change in unrealized appreciation (depreciation)                                           25,519,805        (986,521)
                                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                    22,471,594     (31,476,407)
                                                                                                ------------    ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (379,503 and 56,426 shares, respectively)                         2,858,432         450,006
   Cost of shares repurchased (1,316,702 and 2,066,966 shares, respectively)                      (9,760,486)    (15,877,162)
                                                                                                ------------    ------------
Total                                                                                             (6,902,054)    (15,427,156)
                                                                                                ------------    ------------
CLASS B
   Proceeds from sales of shares (13,289 and 12,820 shares, respectively)                             97,568          96,930
   Cost of shares repurchased (613,559 and 498,416 shares, respectively)                          (4,472,032)     (3,746,119)
                                                                                                ------------    ------------
Total                                                                                             (4,374,464)     (3,649,189)
                                                                                                ------------    ------------
CLASS C
   Proceeds from sales of shares (48,051 and 56,188 shares, respectively)                            353,519         420,290
   Cost of shares repurchased (954,191 and 1,731,418 shares, respectively)                        (6,927,587)    (13,257,130)
                                                                                                ------------    ------------
Total                                                                                             (6,574,068)    (12,836,840)
                                                                                                ------------    ------------
CLASS I
   Cost of shares repurchased (0 and 73,271 shares, respectively)                                         --        (490,193)
                                                                                                ------------    ------------
Total                                                                                                     --        (490,193)
                                                                                                ------------    ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                     (17,850,586)    (32,403,378)
                                                                                                ------------    ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                           4,621,008     (63,879,785)

NET ASSETS
   Beginning of period                                                                            97,254,444     161,134,229
                                                                                                ------------    ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
      OF $164,159 AND $36,581, RESPECTIVELY]                                                    $101,875,452    $ 97,254,444
                                                                                                ============    ============



38                      See Notes to Financial Statements

PHOENIX-OAKHURST STRATEGY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS A
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003          2002         2001         2000        1999
Net asset value, beginning of period                                 $6.76         $ 8.63       $10.12       $11.24      $14.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    0.03             --(3)     (0.01)        0.16        0.22
   Net realized and unrealized gain (loss)                            1.76          (1.87)       (1.48)       (0.59)       0.07
                                                                     -----         ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                 1.79          (1.87)       (1.49)       (0.43)       0.29
                                                                     -----         ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                 --             --           --        (0.23)      (0.28)
   Distributions from net realized gains                                --             --           --        (0.46)      (3.57)
                                                                     -----         ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                                --             --           --        (0.69)      (3.85)
                                                                     -----         ------       ------       ------      ------
Change in net asset value                                             1.79          (1.87)       (1.49)       (1.12)      (3.56)
                                                                     -----         ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                       $8.55         $ 6.76       $ 8.63       $10.12      $11.24
                                                                     =====         ======       ======       ======      ======
Total return(1)                                                      26.48%        (21.67)%     (14.72)%      (3.90)%      2.63%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                           $62,688        $55,924      $88,732     $131,368    $223,269

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 1.72%          1.51 %       1.47 %       1.36 %      1.28%
   Net investment income (loss)                                       0.42%          0.06 %      (0.08)%       1.49 %      1.54%
Portfolio turnover                                                      46%           124 %         69 %        157 %       141%

                                                                                               CLASS B
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003          2002         2001         2000        1999
Net asset value, beginning of period                                 $ 6.72        $ 8.64       $10.20       $11.34      $14.90
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.02)        (0.05)       (0.07)        0.09        0.12
   Net realized and unrealized gain (loss)                             1.74         (1.87)       (1.49)       (0.60)       0.07
                                                                     ------        ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.72         (1.92)       (1.56)       (0.51)       0.19
                                                                     ------        ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --            --           --        (0.17)      (0.18)
   Distributions from net realized gains                                 --            --           --        (0.46)      (3.57)
                                                                     ------        ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                                 --            --           --        (0.63)      (3.75)
                                                                     ------        ------       ------       ------      ------
Change in net asset value                                              1.72         (1.92)       (1.56)       (1.14)      (3.56)
                                                                     ------        ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                       $ 8.44        $ 6.72       $ 8.64       $10.20      $11.34
                                                                     ======        ======       ======       ======      ======
Total return(1)                                                       25.60 %      (22.22)%     (15.29)%      (4.64)%      1.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                             $5,866        $8,709      $15,390      $25,628     $47,557

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                 2.42 %         2.21 %       2.17 %       2.06 %      1.98%
   Net investment income (loss)                                      (0.28)%        (0.65)%      (0.78)%       0.81 %      0.84%
Portfolio turnover                                                      46 %          124 %         69 %        157 %       141%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.
(3) Amount less than $0.01.

                        See Notes to Financial Statements                     39

PHOENIX-OAKHURST STRATEGY FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                               CLASS C
                                                                     ----------------------------------------------------------
                                                                                       YEAR ENDED DECEMBER 31
                                                                     ----------------------------------------------------------
                                                                      2003          2002         2001         2000        1999
Net asset value, beginning of period                                 $ 6.71        $ 8.62       $10.18       $11.31      $14.86
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(2)                                    (0.02)        (0.05)       (0.07)        0.09        0.12
   Net realized and unrealized gain (loss)                             1.73         (1.86)       (1.49)       (0.60)       0.07
                                                                     ------        ------       ------       ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                                  1.71         (1.91)       (1.56)       (0.51)       0.19
                                                                     ------        ------       ------       ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                                  --            --           --        (0.16)      (0.17)
   Distributions from net realized gains                                 --            --           --        (0.46)      (3.57)
                                                                     ------        ------       ------       ------      ------
     TOTAL DISTRIBUTIONS                                                 --            --           --        (0.62)      (3.74)
                                                                     ------        ------       ------       ------      ------
Change in net asset value                                              1.71         (1.91)       (1.56)       (1.13)      (3.55)
                                                                     ------        ------       ------       ------      ------
NET ASSET VALUE, END OF PERIOD                                       $ 8.42        $ 6.71       $ 8.62       $10.18      $11.31
                                                                     ======        ======       ======       ======      ======
Total return(1)                                                       25.48 %      (22.16)%     (15.32)%      (4.58)%      1.94%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)                            $33,322       $32,621      $56,369      $92,024    $184,924

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                                  2.42 %        2.21 %       2.17 %       2.06 %      1.98%
   Net investment income (loss)                                       (0.28)%       (0.64)%      (0.78)%       0.82 %      0.81%
Portfolio turnover                                                       46 %         124 %         69 %        157 %       141%

(1) Maximum sales charge is not reflected in total return calculation.
(2) Computed using average shares outstanding.


40                      See Notes to Financial Statements

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003

1.  ORGANIZATION
   The Phoenix Trust (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.
   Each of the Funds is a diversified fund that strives to increase investment value over the long term (capital appreciation) consistent with preserving capital and reducing portfolio exposure to market risk. Managed Assets also strives to increase investment value from dividends and interest.
   Each Fund offers Class A, Class B, and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Certain Class A shares may be subject to a 1% contingent deferred sales charge if redeemed within one year of purchase. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1.25% contingent deferred sales charge if redeemed within one year of purchase.
   Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares.

2. SIGNIFICANT ACCOUNTING POLICIES
   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:
   Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which in determining value utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. As required, some investments are valued at fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:
   Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:
   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.

D. DISTRIBUTIONS TO SHAREHOLDERS:
   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. FOREIGN CURRENCY TRANSLATION:
   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Funds do not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)

F. EXPENSES:
   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

G. BORROWINGS:
   The Trust has entered into a Liquidity Line of Credit with The Bank of New York for $100,000,000, bearing an annual interest rate equal to the Federal Funds Rate plus 1% on any borrowings. The Trust has not had to use the Line of Credit since it was established on July 21, 1997. If a Fund uses the Line of Credit, it will be collateralized by that Fund's portfolio.

H. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:
   Each Fund may engage in when-issued or delayed delivery transactions. The Funds record when-issued securities on the trade date and maintain collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

I. FOREIGN SECURITY COUNTRY DETERMINATION:
   A combination of the following criteria is used to assign the countries at risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which security is traded and country in which the greatest percentage of company revenue is generated.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY
   TRANSACTIONS
   As compensation for its services to the Trust, the Adviser, Phoenix/Zweig Advisers LLC, a wholly-owned indirect subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Appreciation Fund .....................................................  1.00%
Managed Assets ........................................................  1.00%
Strategy Fund .........................................................  0.75%

   Effective January 1, 2003, the Adviser voluntarily agreed to waive a portion of its investment management fee so that the annual rate paid by the Appreciation Fund will be 0.90% after such waiver and the annual rate paid by Managed Assets will be 0.65% after such waiver.
   As distributor of the Trust's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect wholly-owned subsidiary of PNX, has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended December 31, 2003, as follows:


                                   Class A         Class B           Class C
                                 Net Selling      Deferred          Deferred
                                 Commissions    Sales Charges    Sales Charges
                                 -----------    -------------    -------------
Appreciation Fund ..............   $1,768           $ 9,268          $  518
Managed Assets .................    1,391            16,292           3,298
Strategy Fund ..................      889             8,389             216

    In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Appreciation Fund ..............     $ 96
Managed Assets .................      218
Strategy Fund ..................       38

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.30% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class.
   PEPCO has advised the Trust of the following information:

                                              Distribution Fee  Distribution Fee
                           Distribution Fee     Paid Out to        Paid to
                             Retained by        Unaffiliated     W.S. Griffith
                             Distributor        Participants    Securities, Inc.
                            ----------------  ----------------  ----------------
Appreciation Fund .........     $146,468         $  364,514          $  669
Managed Assets ............      300,016          1,116,623           3,087
Strategy Fund .............      142,693            418,310           1,095

   PEPCO serves as Financial Agent of the Trust, and receives a fee for tax services and oversight of subagent's performance based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                        1st $50        $50-200        $200 +
                                        Million        Million        Million
                                        -------        -------        -------
All funds.............................   0.07%          0.06%          0.01%

   PFPC Inc., a subagent to PEPCO, receives a fee from PEPCO. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix-affiliated funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.
   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as sub-transfer agent. For the period ended December 31, 2003, transfer agent fees were $708,362 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                  Transfer Agent
                                                                   Fee Retained
                                                                  --------------
Appreciation Fund ...............................................    $50,657
Managed Assets ..................................................     62,127
Strategy Fund ...................................................     81,506

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)


4. PURCHASES AND SALES OF SECURITIES
   Purchases and sales of securities during the period ended December 31, 2003, (excluding U.S. Government and agency securities and short-term securities) aggregated the following:

                                                    Purchases         Sales
                                                  ------------    ------------
Appreciation Fund ..............................  $262,466,151    $280,648,922
Managed Assets .................................   125,921,301     111,198,428
Strategy Fund ..................................    43,757,025      60,300,151

   Purchases and sales of U.S. Government and agency securities during the period ended December 31, 2003, aggregated the following:

                                                    Purchases         Sales
                                                  ------------    ------------
Managed Assets ..................................   $8,801,205     $48,708,614

5. CREDIT RISK AND ASSET CONCENTRATIONS
   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.
   Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.
   High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

6. OTHER
    As of December 31, 2003, the Trust had an omnibus shareholder account (which is comprised of several individual shareholders) which individually amounted to more than 10% of total shares outstanding as detailed below. The omnibus shareholder is not affiliated with PNX.

                                                                    % of Shares
                                                                    Outstanding
                                                                    -----------
Managed Assets...................................  Omnibus Account     11.5%

   Effective October 31, 2003, the Phoenix Appreciation Fund is managed by Carlton Neel and David Dickerson and the Fund's name was changed to Phoenix Appreciation Fund. Prior to that date the Fund was managed by Christian C. Bertelsen and John LaForge, II.

   On June 18, 2003, the Board of Trustees of the Trust voted to liquidate Class I Shares of each of the Funds. Effective December 8, 2003, Class I Shares of each of the Funds were closed to new investors and additional investor deposits. On December 24, 2003, Class I Shares of each Fund were liquidated at its respective net asset value.

7. PROPOSED REORGANIZATION
   On November 12, 2003, the Board of Trustees of the Trust approved an Agreement and plan of Reorganization to merge each Fund into other existing Phoenix-affiliated Funds. Each discontinued Fund will be merged into a corresponding existing Phoenix-affiliated Fund as follows:

   Discontinued Fund                  Existing Phoenix-Affiliated Fund
   -----------------------            -----------------------------------------
   Appreciation Fund ...............  Phoenix Small Cap Value Fund
   Oakhurst Managed Assets .........  Phoenix-Oakhurst Strategic Allocation Fund
   Oakhurst Strategy ...............  Phoenix-Oakhurst Growth & Income Fund

   If the shareholders approve the Plan of Reorganization, each discontinued Fund will transfer all or substantially all of its assets and its liabilities to the corresponding existing Phoenix-affiliated Fund. In exchange, shareholders of the discontinued Fund will receive a proportional number of shares in the existing Phoenix-affiliated Fund. The shareholders of each discontinued Fund must approve the Plan of Reorganization before any transaction can take place. The next meeting of the shareholders of the Trust will be held on March 19, 2004. Effective December 31, 2003, each discontinued Fund was closed to new investors and additional purchases by current shareholders.

8. FEDERAL INCOME TAX INFORMATION
   The following Funds have capital loss carryovers which may be used to offset future capital gains.

                                               Expiration Year
                              -------------------------------------------------
                                  2009        2010         2011         Total
                              ----------  -----------  -----------  -----------
   Managed Assets ..........  $2,688,649  $12,596,884  $   627,742  $15,913,275
   Strategy Fund ...........   8,644,665   23,403,690   10,131,047   42,179,402

   The Funds may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.
   The components of distributable earnings on a tax basis (excluding unrealized appreciation (depreciation) which is disclosed in the schedules of investments) consist of undistributed ordinary income of $0 for Appreciation Fund, $1,124,785 for Managed Assets and $125,792 for Strategy Fund and undistributed long-term capital gains of $0 for all three Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax

PHOENIX TRUST
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2003 (CONTINUED)

purposes. Short-term gains distributions reported in the Statements of Changes in Net Assets, if any, are reported as ordinary income for federal tax purposes.

9. RECLASSIFICATION OF CAPITAL ACCOUNTS
   For financial reporting purposes, book basis capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Permanent reclassifications can arise from differing treatment of certain income and gain transactions, nondeductible current year net operating losses, expiring capital loss carryovers and investments in passive foreign investment companies. The reclassifications have no impact on the net assets or net asset value of the Funds. As of December 31, 2003, the following Funds recorded reclassifications to increase (decrease) the accounts listed below:

                                Capital
                               Paid In on
                                Shares of       Undistributed      Accumulated
                               Beneficial      Net Investment      Net Realized
                                Interest        Income (Loss)      Gain (Loss)
                               ----------      --------------      ------------
Appreciation Fund ...........    $5,297            $741,867          $(747,164)
Managed Assets ..............     8,930              36,009            (44,939)
Strategy Fund ...............        (1)             (1,489)             1,490


10. PROXY VOTING PROCEDURES
   The advisers and subadvisers to each of the Phoenix-affiliated Funds vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Boards of Trustees of the Fund. You may obtain a description of these procedures, free of charge, by calling toll-free 800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.


--------------------------------------------------------------------------------

                       TAX INFORMATION NOTICE (UNAUDITED)

   For federal income tax purposes, 100% of the current year net income earned by the Managed Assets and Strategy Funds will qualify for the dividends received deduction for corporate shareholders when paid. For the Appreciation Fund, 8.35% will qualify for the dividends received deduction for corporate shareholders when paid.
   Effective for the calendar year 2003, qualified dividends will be taxed at a lower rate for individual shareholders. 6.52% of the ordinary income dividends distributed by the Appreciation Fund and applicable to qualifying dividends received after January 1, 2003 will qualify for the lower tax rate. The Fund plans to designate the maximum amount allowable under the Jobs and Growth Tax Relief Reconciliation Act. The actual percentage for the calendar year will be designated in the year-end tax statements.
   For the fiscal year ended December 31, 2003, the Appreciation Fund designated $1,352,170 of long-term capital gains dividends.

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS


[LOGO OMITTED]
PRICEWATERHOUSECOOPERS PCW


To the Board of Trustees and Shareholders of The Phoenix Trust


   In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Phoenix Appreciation Fund, Phoenix-Oakhurst Managed Assets and Phoenix-Oakhurst Strategy Fund (constituting the Phoenix Trust (formerly the Phoenix-Zweig Trust, hereinafter referred to as the "Trust") at December 31, 2003, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.



/s/PRICEWATERHOUSECOOPERS LLP

Boston, Massachusetts
February 13, 2004

FUND MANAGEMENT



   Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

   The address of each individual, unless otherwise noted, is 900 Third Avenue, 31st Floor, New York, NY 10022. There is no stated term of office for Trustees of the Trust.




                              INDEPENDENT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                                NUMBER OF
                                              PORTFOLIOS IN
                                               FUND COMPLEX                         PRINCIPAL OCCUPATION(S)
      NAME, ADDRESS             LENGTH OF       OVERSEEN BY                         DURING PAST 5 YEARS AND
    AND DATE OF BIRTH          TIME SERVED        TRUSTEE                     OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  James Balog                 Served since           4         Currently retired. Director, Transatlantic Holdings, Inc.
  DOB: 9/7/28                 1997.                            (reinsurance) (1990- present). Director, Elan, plc (pharmaceuticals)
                                                               (1990-1994). Director, Great West Life and Annuity Insurance Company
                                                               (1993-present).

------------------------------------------------------------------------------------------------------------------------------------

  Claire B. Benenson          Served since           4         Consultant on Financial Conferences. Trustee, Burnham Investors
  DOB: 2/11/19                1989.                            Trust (1972-present) (5 portfolios). Vice President, 92nd St. YMYWHA
                                                               (charitable organization) (1999-present).

------------------------------------------------------------------------------------------------------------------------------------

  S. Leland Dill              Served since           4         Currently retired. Trustee, Scudder Investments (33 portfolios)
  7721 Blue Heron Way         1986.                            (1986-present). Director, Coutts & Co. Trust Holdings Limited
  West Palm Beach, FL 33412                                    (1991-1999), Coutts & Co. Group (1944-1999) and Coutts & Co.
  DOB: 3/28/30                                                 International (USA) (private banking) (1992-2000).

------------------------------------------------------------------------------------------------------------------------------------

  Donald B. Romans            Served since           4         President, Romans & Company (private investors and financial
  39 S. Sheridan Road         1989.                            consultants) (1987-present). Trustee, Burnham Investors Trust
  Lake Forest, IL 60045                                        (5 portfolios) (1967-present).
  DOB: 4/22/31

------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEE

     The person listed below is an "interested person" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                               NUMBER OF
     NAME, ADDRESS,                          PORTFOLIOS IN
      DATE OF BIRTH                           FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH          LENGTH OF      OVERSEEN BY                          DURING PAST 5 YEARS AND
         TRUST                 TIME SERVED       TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------
  *Philip R. McLoughlin       Chairman              78        Consultant, Phoenix Investment Partners Ltd. (2002-present).
  56 Prospect Street          and Chief                       Director, PXRE Corporation (Delaware) (1985-present), World Trust
  Hartford, CT 06115-0480     Executive                       Fund (1991-present). Chairman (1997-2002), Director (1995-2002),
  DOB: 10/23/46               Officer                         Vice Chairman (1995-1997) and Chief Executive Officer (1995-2002),
                              since 2000;                     Phoenix Investment Partners, Ltd. Director and Executive Vice
  Chairman, Chief Executive   President                       President, The Phoenix Companies, Inc. (2000-2002). Director
  Officer and President       since 2002.                     (1994-2002) and Executive Vice President, Investments (1987-2002),
                                                              Phoenix Life Insurance Company. Director (1983-2002) and Chairman
                                                              (1995-2002), Phoenix Investment Counsel, Inc. Director (1982-2002)
                                                              and President (1990-2000), Phoenix Equity Planning Corporation.
                                                              Chairman and President, Phoenix/Zweig Advisers LLC (2001-2002).
                                                              Director (2001-2002) and President (April 2002-September 2002),
                                                              Phoenix Investment Management Company. Director and Executive Vice
                                                              President, Phoenix Life and Annuity Company (1996-2002). Director
                                                              (1995-2000) and Executive Vice President (1994-2002), PHL Variable
                                                              Insurance Company. Director, Phoenix National Trust Holding Company
                                                              (2001-2002). Director (1985-2002) and Vice President (1986-2002), PM
                                                              Holdings, Inc. Director, W.S. Griffith Associates, Inc. (1995-2002).
                                                              Director (1992-2002) and President (1993-1994), W.S. Griffith
                                                              Securities, Inc.

------------------------------------------------------------------------------------------------------------------------------------

* Mr. McLoughlin is an "interested person" as defined in the Investment Company Act of 1940, by reason of his relationship with The Phoenix Investment Partners, Ltd. and its affiliates.

                   OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES

------------------------------------------------------------------------------------------------------------------------------------
                                POSITION(S) HELD WITH
      NAME, ADDRESS              TRUST AND LENGTH OF                              PRINCIPAL OCCUPATION(S)
    AND DATE OF BIRTH                TIME SERVED                                    DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  William R. Moyer            Executive Vice President         Executive Vice President (1999-present) Senior Vice President
  56 Prospect Street          since 1999.                      (1995-1999), Chief Financial Officer (1995-present), Phoenix
  Hartford, CT 06115-0480                                      Investment Partners, Ltd. Director (1998-present), Executive Vice
  DOB: 8/16/44                                                 President, Chief Financial Officer and Treasurer (2000-present),
                                                               Senior Vice President and Chief Financial Officer (1996-2000),
                                                               Phoenix Equity Planning Corporation. Director (1998-present), Senior
                                                               Vice President, Chief Financial Officer and Treasurer
                                                               (1996-present), Phoenix Investment Counsel, Inc. Director
                                                               (2000-present), Executive Vice President (2000-present), Treasurer
                                                               (1996-present), Senior Vice President (2000-2002), Duff & Phelps
                                                               Investment Management Co. Executive Vice President, Phoenix Fund
                                                               Complex (1990-present).

------------------------------------------------------------------------------------------------------------------------------------

  John F. Sharry              Executive Vice President         Executive Vice President, Phoenix Investment Partners, Ltd.
  56 Prospect Street          since 1999.                      (1998-present), President, Phoenix Equity Planning Corporation
  Hartford, CT 06115-0480                                      (2000-present). Executive Vice President, Phoenix Fund Complex
  DOB: 3/28/52                                                 (1998-present).

------------------------------------------------------------------------------------------------------------------------------------

  Marc Baltuch                Secretary since 1989.            Director and President, Watermark Securities, Inc. (1990-present).
  DOB: 9/23/45                                                 First Vice President, Chief Compliance Officer and Secretary, PXP
                                                               Securities Corp. (1989-1999). First Vice President, Zweig/Glaser
                                                               Advisers LLC and Euclid Advisors LLC (1989-1999).

------------------------------------------------------------------------------------------------------------------------------------

  Nancy G. Curtiss            Treasurer since 1999.            Vice President, Fund Accounting (1994-2000), Treasurer (1996-2000),
  56 Prospect Street                                           Assistant Treasurer (2001-present), Phoenix Equity Planning
  Hartford, CT 06115-0480                                      Corporation. Treasurer, Phoenix Fund Complex (1994-present).
  DOB: 11/24/52

------------------------------------------------------------------------------------------------------------------------------------

PHOENIX TRUST

900 Third Avenue, 31st Floor
New York, New York 10022

TRUSTEES
James Balog
Claire B. Benenson
S. Leland Dill
Philip R. McLoughlin
Donald B. Romans

OFFICERS
Philip R. McLoughlin, Chairman,
   Chief Executive Officer and President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Nancy G. Curtiss, Treasurer
Marc Baltuch, Secretary



---------------------------------------------

 IMPORTANT NOTICE TO SHAREHOLDERS

 The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund
 Services at 1-800-243-1574.

---------------------------------------------


INVESTMENT ADVISER
Phoenix/Zweig Advisers LLC
900 Third Avenue, 31st Floor
New York, New York 10022-4728

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIAN
The Bank of New York
One Wall Street
New York, New York 10286

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110

HOW TO CONTACT US
Mutual Fund Services             1-800-243-1574
Advisor Consulting Group         1-800-243-4361
Text Telephone                   1-800-243-1926
Web site                 PHOENIXINVESTMENTS.COM

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                ---------------
                                                                   PRESORTED
                                                                    STANDARD
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                                ---------------

--------------------------------------------------------------------------------

      PHOENIX EQUITY PLANNING CORPORATION
      P.O. Box 150480
      Hartford, CT 06115-0480

[LOGO]PHOENIX
      INVESTMENT PARTNERS, LTD.
      A MEMBER OF THE PHOENIX COMPANIES, INC.

      For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.














      PXP 1329 (2/04)


ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.


     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.


     (c) The registrant has not granted any waivers during the period covered by this report, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph
          (b) of this item's instructions.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Board of Trustees of the Fund has determined that E. Virgil Conway and Everett L. Morris possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert". Mr. Conway and Mr. Morris are "independent" trustees pursuant to paragraph (a) (2) of Item 3 to form N-CSR.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     Audit Fees
     ----------

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $77,060 for 2002 and $77,060 for 2003.

     Audit-Related Fees
     ------------------

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2002 and $0 for 2003.

     Tax Fees
     --------

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $20,850 for 2002 and $19,200 for 2003.

          "Tax Fees" are those primarily associated with review of the Trust's tax provision and qualification as a regulated investment company
          (RIC) in connection with audits of the Trust's financial statement, review of year-end distributions by the Trust to avoid excise tax for the Trust, periodic discussion with management on tax issues affecting the Trust, and reviewing and signing the Trust's federal income and excise tax returns.

     All Other Fees
     --------------

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2002 and $0 for 2003.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            The Phoenix Trust (the "Trust") Board has adopted policies and procedures with regard to the pre-approval of services provided by PwC. Audit, audit-related and tax compliance services provided to the Trust on an annual basis require specific pre-approval by the Board. As noted above, the Board must also approve other non-audit services provided to the Trust and those non-audit services provided to the Trust's Affiliated Service Providers that relate directly to the operations and financial reporting of the Trust. Certain of these non-audit services that the Board believes are a) consistent with the SEC's auditor independence rules and b) routine and recurring services that will not impair the independence of the independent auditors may be approved by the Board without consideration on a specific case-by-case basis ("general pre-approval"). The Audit Committee has determined that Mr. S. Leland Dill, Chair of the Audit Committee, may provide pre-approval for such services that meet the above requirements in the event such approval is sought between regularly scheduled meetings. In the event that Mr. Dill determines that the full board should review the request, he has the opportunity to convene a meeting of the Trusts Board. In any event, the Board is informed of each service approved subject to general pre-approval at the next regularly scheduled in-person board meeting.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) Not applicable.

                           (c) 100%

                           (d) Not applicable

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $248,000 for 2002 and $46,250 for 2003.

     (h) The registrant's audit committee of the board of directors HAS considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)         Phoenix Trust
            -------------------------------------------------------------

By (Signature and Title)*        /s/PHILIP R. MCLOUGHLIN
                         ------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date           March 8, 2004
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*        /s/PHILIP R. MCLOUGHLIN
                         ------------------------------------------------
                                 Philip R. McLoughlin, Chairman
                                 (principal executive officer)

Date           March 8, 2004
    ---------------------------------------------------------------------


By (Signature and Title)*        /s/NANCY G. CURTISS
                         ------------------------------------------------
                                 Nancy G. Curtiss, Treasurer
                                 (principal financial officer)

Date           March 8, 2004
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.